UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6637

The UBS Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2004

Item 1.  Schedule of Investments

UBS Global Allocation Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
Equities — 64.05%
U.S. Equities — 40.32%
Advance Auto Parts, Inc. (b)(c)	95,700	$3,292,080
Aflac, Inc.	182,900	7,171,509
Albertson’s, Inc. (c)	401,300	9,603,109
Allergan, Inc.	306,600	22,243,830
Allstate Corp.	167,700	8,047,923
American Electric Power Co., Inc.	242,400	7,747,104
American International Group, Inc.	15,621	1,062,072
Anthem, Inc. (b)(c)	97,100	8,471,975
BEA Systems, Inc. (b)	547,500	3,783,225
Boeing Co.	230,700	11,908,734
Bristol-Myers Squibb Co.	304,700	7,212,249
Burlington Northern Santa Fe Corp.	624,900	23,939,919
Cephalon, Inc. (b)(c)	152,400	7,299,960
Citigroup, Inc.	789,707	34,841,873
CMS Energy Corp. (b)(c)	310,600	2,956,912
Costco Wholesale Corp.	423,500	17,600,660
Delta Air Lines, Inc. (b)(c)	286,400	942,256
Dex Media, Inc. (b)(c)	189,900	4,020,183
Dominion Resources, Inc.	80,600	5,259,150
Eastman Chemical Co. (c)	115,000	5,468,250
Equifax, Inc.	167,800	4,423,208
Exelon Corp.	467,900	17,167,251
ExxonMobil Corp.	479,700	23,183,901
FirstEnergy Corp.	326,263	13,402,884
Freddie Mac	327,000	21,333,480
Gannett Co., Inc.	70,500	5,905,080
Genzyme Corp. (b)	238,800	12,993,108
Guidant Corp.	99,700	6,584,188
Hartford Financial Services Group, Inc.	131,000	8,112,830
Hewlett-Packard Co.	251,900	4,723,125
Illinois Tool Works, Inc.	226,900	21,140,274
Ingersoll-Rand Co., Class A	68,800	4,676,336
Interpublic Group of Cos., Inc. (b)	531,900	5,632,821
Johnson & Johnson	380,338	21,424,440
Johnson Controls, Inc.	157,000	8,919,170
JPMorgan Chase & Co.	518,500	20,600,005
Kerr-McGee Corp.	64,150	3,672,587
Kimberly-Clark Corp.	191,000	12,336,690
Kohl’s Corp. (b)	170,500	8,216,395
Kroger Co. (b)	532,500	8,264,400
Lockheed Martin Corp.	163,600	9,125,608
Marathon Oil Corp.	250,100	10,324,128
Martin Marietta Materials, Inc.	246,684	11,167,385
Masco Corp.	650,800	22,472,124
Medtronic, Inc.	124,500	6,461,550
Mellon Financial Corp.	607,500	16,821,675
Mercury Interactive Corp. (b)(c)	110,000	3,836,800
Mettler Toledo International, Inc. (b)	203,800	9,623,436
Microsoft Corp.	914,800	25,294,220
MoneyGram International, Inc.	18,200	310,856
Morgan Stanley	493,850	24,346,805
Mylan Laboratories, Inc. (c)	708,450	12,752,100
Nextel Communications, Inc., Class A (b)	1,280,800	30,534,272
Northrop Grumman Corp.	183,400	9,780,722
Omnicom Group, Inc.	204,800	14,962,688
Oracle Corp. (b)	1,016,300	11,463,864
Pepco Holdings, Inc.	189,400	3,769,060
PNC Financial Services Group, Inc.	180,100	9,743,410
Quest Diagnostics, Inc.	59,200	5,222,624
SBC Communications, Inc.	286,000	7,421,700
Sempra Energy Corp.	229,900	8,320,081
Time Warner, Inc. (b)	891,700	14,392,038
TJX Cos., Inc.	254,600	5,611,384

	Shares	Value
UnitedHealth Group, Inc.	353,900	$26,096,586
Veritas Software Corp. (b)	335,900	5,979,020
Viacom, Inc., Class B	631,000	21,176,360
Wells Fargo & Co.	478,100	28,509,103
Westwood One, Inc. (b)	20,600	407,262
Willis Group Holdings Ltd.	284,300	10,632,820
Wyeth	532,000	19,896,800
Total U.S. Equities		812,041,627

International Equities — 23.73%
Australia — 0.83%
Australia & New Zealand Banking Group Ltd.	234,625	3,232,461
Australian Gas Light Co., Ltd.	174,341	1,685,890
National Australia Bank Ltd.	86,465	1,689,783
News Corp., Ltd., Preferred	324,201	2,555,005
Qantas Airways Ltd.	612,301	1,530,145
QBE Insurance Group Ltd. (c)	479,231	4,547,416
Woolworths Ltd.	156,832	1,547,249
		16,787,949
Austria — 0.11%
Telekom Austria AG	152,402	2,135,115

Belgium — 0.29%
Fortis	200,010	4,759,582
Solvay S.A.	12,707	1,175,766
		5,935,348
Canada — 1.36%
Alcan, Inc.	100,520	4,805,389
Bank of Nova Scotia (c)	132,400	3,865,655
BCE, Inc. (c)	120,900	2,603,236
Canadian National Railway Co.	98,700	4,821,330
Canadian Tire Corp.	12,700	498,446
Magna International, Inc., Class A (c)	18,700	1,384,233
Shoppers Drug Mart Corp. (b)	108,000	2,918,573
Suncor Energy, Inc.	101,400	3,236,980
Toronto Dominion Bank (c)	90,300	3,288,631
		27,422,473
Finland — 0.48%
Nokia Oyj	439,657	6,050,278
UPM-Kymmene Oyj	185,440	3,530,752
		9,581,030
France — 1.86%
Cap Gemini S.A.(b)	68,587	1,612,554
France Telecom S.A.	253,173	6,307,684
Paribas	81,246	5,247,191
Sanofi-Aventis (c)	106,857	7,750,637
Total S.A.	64,865	13,212,223
Unibail	28,364	3,415,363
		37,545,652
Germany — 0.09%
Volkswagen AG	47,963	1,846,076

Hong Kong — 0.29%
Cheung Kong Holdings Ltd.	302,000	2,585,069
Sun Hung Kai Properties Ltd.	285,000	2,686,248
Television Broadcasts Ltd.	112,000	501,254
		5,772,571
Ireland — 0.71%
Bank of Ireland	634,591	8,551,558
CRH PLC	238,686	5,706,624
		14,258,182
Italy — 0.57%
ENI SpA	234,736	5,259,419
UniCredito Italiano SpA	1,225,704	6,180,637
		11,440,056
Japan — 4.34%
Canon, Inc.	172,800	8,121,435

	Shares	Value
Fuji Photo Film Co., Ltd.	84,900	$2,788,532
Funai Electric Co., Ltd.	24,800	3,343,719
Honda Motor Co., Ltd. (c)	200,100	9,694,996
Kao Corp. (c)	267,000	5,898,879
Meitec Corp.	31,300	1,124,602
Mitsubishi Corp. (c)	286,000	3,090,559
NGK Spark Plug Co., Ltd. (c)	206,000	2,145,697
Nippon Paper Group, Inc. (c)	551	2,414,671
Nippon Telegraph & Telephone Corp.	156	621,367
Nissan Motor Co., Ltd. (c)	358,500	3,903,280
Nitto Denko Corp.	89,200	4,103,289
NTT DoCoMo, Inc.	4,826	8,188,196
Rohm Co., Ltd.	58,500	5,881,051
Sekisui House Ltd.	248,000	2,367,155
Shin-Etsu Chemical Co., Ltd. (c)	53,500	1,922,243
SKY Perfect Communications, Inc.	937	1,096,702
Sompo Japan Insurance, Inc.	451,000	3,821,930
Sumitomo Mitsui Financial Group, Inc. (c)	477	2,726,580
Sumitomo Trust & Banking Co., Ltd.	394,000	2,330,790
Takeda Pharmaceutical Co., Ltd. (c)	157,000	7,122,443
Takefuji Corp.	42,240	2,701,919
Toyota Industries Corp. (c)	70,100	1,593,254
Toyota Motor Corp.	2,300	88,064
Yokogawa Electric Corp.	18,000	206,923
		87,298,276
Netherlands — 1.78%
ABN AMRO Holding NV	383,683	8,715,812
Koninklijke Philips Electronics NV	122,020	2,794,560
Reed Elsevier NV (c)	455,338	5,864,545
Royal KPN NV	832,243	6,232,884
TPG NV	270,134	6,599,411
VNU NV (c)	222,554	5,721,730
		35,928,942
Portugal — 0.20%
Electricidade de Portugal S.A. (c)	322,707	941,885
Portugal Telecom, SGPS, S.A.	287,110	3,162,959
		4,104,844
Spain — 0.21%
Banco Bilbao Vizcaya Argentaria S.A. (c)	120,008	1,651,473
Banco Santander Central Hispano S.A. (c)	260,879	2,546,732
		4,198,205
Sweden — 0.95%
Electrolux AB, B Shares	107,300	1,960,235
Hennes & Mauritz AB, B Shares	111,850	3,080,400
Sandvik AB	85,600	2,957,116
Svenska Cellulosa AB, B Shares	123,400	4,796,874
Svenska Handelsbanken AB, A Shares	123,220	2,581,117
Swedish Match AB	350,120	3,703,090
		19,078,832
Switzerland — 2.23%
Actelion NV (b)	28,842	2,956,496
Adecco S.A.	76,433	3,795,024
Clariant AG	108,967	1,304,602
Credit Suisse Group (b)	246,207	7,857,251
Holcim Ltd.	79,628	4,199,170
Nestle S.A.	31,424	7,197,296
Nobel Biocare Holding AG	10,358	1,607,161
Novartis AG	29,614	1,380,263
Roche Holding AG	113,468	11,722,089
Swiss Reinsurance Co.	50,847	2,925,728
		44,945,080
United Kingdom — 7.43%
Abbey National PLC	32,510	329,439
AstraZeneca PLC	160,747	6,588,426
Balfour Beatty PLC	222,399	1,120,801
Barclays PLC	1,043,611	10,008,871
BOC Group PLC	118,520	1,895,896

	Shares	Value
BP PLC	1,505,562	$14,371,156
BT Group PLC	1,435,629	4,669,622
Cadbury Schweppes PLC	642,599	4,941,964
Centrica PLC	519,876	2,361,261
Compass Group PLC	375,119	1,496,747
Diageo PLC	844,424	10,543,389
Electrocomponents PLC	350,878	1,974,636
Gallaher Group PLC	378,239	4,400,965
HBOS PLC	262,356	3,541,607
HSBC Holdings PLC	272,767	4,328,745
ITV PLC	704,584	1,373,790
Kingfisher PLC (c)	1,101,885	6,146,242
Morrison WM Supermarkets PLC	548,473	1,910,542
National Grid Transco PLC	707,639	5,970,369
Prudential PLC	45,847	373,746
Rentokil Initial PLC	994,579	2,708,609
Reuters Group PLC	416,982	2,350,423
Royal Bank of Scotland Group PLC	444,354	12,833,129
Scottish & Southern Energy PLC	397,230	5,599,511
Shell Transport & Trading Co. PLC	1,658,539	12,169,904
Tesco PLC (c)	1,542,206	7,960,469
Vodafone Group PLC	6,858,430	16,413,114
Wolseley PLC	74,643	1,274,388
		149,657,761
Total International Equities		477,936,392
Total Equities (Cost $1,215,417,425)		1,289,978,019

	Face
	Amount
Bonds — 22.02%
U.S. Bonds — 16.18%
U.S. Corporate Bonds — 2.72%
Alcoa, Inc.
6.000%, due 01/15/12	$300,000	328,328
Allstate Corp.
7.200%, due 12/01/09	125,000	143,632
Altria Group, Inc.
7.750%, due 01/15/27	310,000	327,454
American Electric Power Co., Inc.
6.125%, due 05/15/06	425,000	445,556
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	125,000	154,006
AT&T Corp.
8.000%, due 11/15/31	450,000	490,500
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	375,000	492,387
Avalonbay Communities, Inc.
7.500%, due 08/01/09	275,000	314,021
Avon Products, Inc.†
7.150%, due 11/15/09	195,000	223,650
Bank of America Corp.
7.400%, due 01/15/11	1,300,000	1,515,078
Bank One Corp.
7.875%, due 08/01/10	650,000	767,211
Boeing Capital Corp.
7.375%, due 09/27/10	375,000	435,682
Bombardier Capital, Inc. (c)
6.125%, due 06/29/06	425,000	421,557
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	300,000	321,711
Burlington Northern Santa Fe Corp.†
7.082%, due 05/13/29	150,000	170,510
C.S. First Boston USA, Inc.
3.875%, due 01/15/09 (c)	300,000	299,795
6.500%, due 01/15/12	400,000	444,364
Caterpillar, Inc. (c)
6.550%, due 05/01/11	275,000	311,184
Cendant Corp.
6.250%, due 01/15/08	300,000	323,385

	Face Amount	Value
Centex Corp.
7.875%, due 02/01/11	$275,000	$320,602
9.750%, due 06/15/05	155,000	161,966
Citigroup, Inc., 144A
5.000%, due 09/15/14	1,977,000	1,979,459
Citizens Communications Co.
9.250%, due 05/15/11	235,000	258,500
Coca-Cola Co.
4.000%, due 06/01/05	35,000	35,338
Comcast Cable Communications, Inc.(c)
6.750%, due 01/30/11	1,100,000	1,220,124
Computer Sciences Corp. (c)
3.500%, due 04/15/08	325,000	324,031
ConAgra Foods, Inc.
6.750%, due 09/15/11	300,000	337,540
ConocoPhillips
8.750%, due 05/25/10	600,000	738,258
Coors Brewing Co.
6.375%, due 05/15/12	300,000	330,936
Countrywide Home Loans, Inc. (c)
3.250%, due 05/21/08	325,000	319,611
DaimlerChrysler N.A. Holding Corp.†
4.050%, due 06/04/08	1,500,000	1,513,444
Devon Financing Corp., ULC (c)
6.875%, due 09/30/11	400,000	451,307
Dominion Resources, Inc.
8.125%, due 06/15/10	255,000	302,151
Dow Chemical Co. (c)
6.125%, due 02/01/11	700,000	763,910
Duke Energy Field Services, LLC
7.875%, due 08/16/10	375,000	441,361
Eastman Kodak Co.
6.375%, due 06/15/06	300,000	315,457
EOP Operating LP
7.250%, due 06/15/28	425,000	461,578
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	250,000	296,291
Federated Department Stores, Inc. (c)
6.625%, due 04/01/11	300,000	335,173
First Data Corp.
5.625%, due 11/01/11	300,000	320,812
FirstEnergy Corp., Series B
6.450%, due 11/15/11	300,000	327,261
Ford Motor Co.
7.450%, due 07/16/31	470,000	460,849
Ford Motor Credit Co.
5.800%, due 01/12/09	1,770,000	1,834,589
FPL Group Capital, Inc.
7.625%, due 09/15/06	300,000	325,274
GATX Financial Corp.
6.875%, due 11/01/04	245,000	245,907
General Electric Capital Corp.
6.000%, due 06/15/12	2,925,000	3,213,548
6.750%, due 03/15/32 (c)	400,000	460,363
General Motors Acceptance Corp.
6.875%, due 09/15/11	725,000	760,543
8.000%, due 11/01/31	575,000	595,120
General Motors Corp.
8.375%, due 07/15/33	425,000	451,254
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	1,200,000	1,355,160
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	275,000	307,659
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	575,000	593,814
Household Finance Corp.
6.750%, due 05/15/11	800,000	900,446

	Face Amount	Value
ICI Wilmington, Inc.
4.375%, due 12/01/08	$600,000	$606,905
International Lease Finance Corp. (c)
3.500%, due 04/01/09	300,000	293,644
International Paper Co.
6.750%, due 09/01/11	300,000	334,296
John Deere Capital Corp.
7.000%, due 03/15/12	400,000	462,455
JPMorgan Chase & Co.
6.750%, due 02/01/11	500,000	562,528
Kohl’s Corp.
7.250%, due 06/01/29	275,000	322,889
Kraft Foods, Inc.
5.625%, due 11/01/11	575,000	607,346
Kroger Co.
7.500%, due 04/01/31	400,000	464,324
Lincoln National Corp.†
6.200%, due 12/15/11	275,000	300,163
Lockheed Martin Corp. (c)
8.500%, due 12/01/29	250,000	330,589
Marathon Oil Corp.
6.125%, due 03/15/12	400,000	434,771
Marsh & McClennan Cos., Inc.
6.250%, due 03/15/12	250,000	276,844
McKesson Corp., Inc.
7.750%, due 02/01/12	170,000	193,313
Miller Brewing Co., 144A
5.500%, due 08/15/13	600,000	625,587
Morgan Stanley
6.750%, due 04/15/11	1,600,000	1,792,886
Motorola, Inc. (c)
7.625%, due 11/15/10	265,000	310,110
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	140,000	136,161
News America, Inc.
7.125%, due 04/08/28	300,000	331,924
Northwest Airlines, Inc.†
8.072%, due 10/01/19	357,075	392,298
Pacific Gas & Electric Co.†
6.050%, due 03/01/34	320,000	325,697
Pepsi Bottling Holdings, Inc., 144A
5.625%, due 02/17/09	150,000	161,475
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	155,000	158,879
PPL Capital Funding Trust I†
4.330%, due 03/01/09	330,000	326,083
Praxair, Inc.
6.375%, due 04/01/12	180,000	202,525
Progress Energy, Inc. (c)
7.000%, due 10/30/31	300,000	326,228
PSEG Power LLC
7.750%, due 04/15/11	230,000	267,789
Qwest Capital Funding, Inc. (c)
7.900%, due 08/15/10	95,000	87,638
Rohm & Haas Co.
7.850%, due 07/15/29	275,000	350,311
Safeway, Inc. (c)
6.500%, due 03/01/11	475,000	519,156
SBC Communications, Inc.
5.875%, due 02/01/12	35,000	37,366
Sempra Energy Corp.
7.950%, due 03/01/10	275,000	322,679
SLM Corp.
5.625%, due 04/10/07	575,000	605,183
Southern California Edison Co.
8.000%, due 02/15/07	520,000	575,583

	Face Amount	Value
Sprint Capital Corp. (c)
8.375%, due 03/15/12	$300,000	$363,341
Time Warner, Inc. (c)
7.625%, due 04/15/31	550,000	633,049
Transocean, Inc.
6.625%, due 04/15/11	675,000	753,765
Travelers Property Casualty Corp.
5.000%, due 03/15/13	350,000	347,978
TXU Energy Co. LLC (c)
7.000%, due 03/15/13	480,000	541,960
U.S. Bank N.A.
6.375%, due 08/01/11	275,000	307,260
Unilever Capital Corp.
7.125%, due 11/01/10	300,000	347,373
Union Pacific Corp.
6.700%, due 12/01/06	475,000	508,715
United Technologies Corp.
6.100%, due 05/15/12	300,000	330,782
UST, Inc. (c)
6.625%, due 07/15/12	250,000	280,610
Valero Energy Corp. (c)
7.500%, due 04/15/32	400,000	467,647
Verizon New York, Inc. (c)
6.875%, due 04/01/12	550,000	611,618
Verizon New York, Inc., Series B
7.375%, due 04/01/32	250,000	278,162
Viacom, Inc. (c)
6.625%, due 05/15/11	400,000	444,169
Wachovia Bank N.A.
7.800%, due 08/18/10	375,000	441,710
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	675,000	765,524
Washington Mutual, Inc.
5.625%, due 01/15/07	1,425,000	1,497,795
Waste Management, Inc.
7.375%, due 08/01/10	275,000	317,431
Wells Fargo Bank N.A.
6.450%, due 02/01/11	425,000	476,548
Weyerhaeuser Co.
7.375%, due 03/15/32	300,000	344,247
Wyeth
5.250%, due 03/15/13	350,000	357,091
Xcel Energy, Inc.
7.000%, due 12/01/10	300,000	339,274
		54,791,321
Asset-Backed Securities — 0.98%
Americredit Automobile Receivables Trust, 03-AM, Class A2B†
1.956%, due 10/06/06	19,558	19,559
Associates Manufactured Housing Pass Thru CTFS 99-2, Class A5†
6.900%, due 06/15/27	291,911	299,605
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
2.150%, due 01/15/09	280,000	281,374
Centerpoint Energy Transition Bond Co. LLC, 01-1, Class A4†
5.630%, due 09/15/15	310,000	334,342
Conseco Finance Securitizations Corp., 00-1, Class A4†
7.620%, due 05/01/31	3,059,265	3,141,257
Conseco Finance Securitizations Corp., 00-2, Class A4†
8.480%, due 12/01/30	2,418,948	2,535,341
Conseco Finance Securitizations Corp., 00-5, Class A4†
7.470%, due 02/01/32	815,094	837,898
Conseco Finance Securitizations Corp., 00-B, Class AF4†
7.870%, due 02/15/31	620	628
Conseco Finance Securitizations Corp., 02-B, Class A2†
5.590%, due 05/15/33	6,706	6,719
Countrywide Asset-Backed Certificates, 03-SD3, Class A1†
2.260%, due 12/25/32	236,765	237,507

	Face Amount	Value
Countrywide Asset-Backed Certificates, 04-SD1, Class A1†
2.180%, due 06/25/33	$893,365	$894,948
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1† (f)
4.167%, due 06/25/24	1,692,476	1,690,309
Greentree Financial Corp., 96-4, Class A6†
7.400%, due 06/15/27	412,031	447,413
Host Marriott Pool Trust, 99-HMTA, Class A†
6.980%, due 08/03/15	306,524	330,048
Paragon Mortgages PLC, 7A, Class B1A†
2.305%, due 05/15/43	1,040,000	1,042,658
Peco Energy Transition Trust, 99-A, Class A7†
6.130%, due 03/01/09	230,000	249,365
Permanent Financing PLC, 04, Class 2C†
2.583%, due 06/10/42	2,500,000	2,499,331
Providian Gateway Master Trust, 04-AA, Class A†
1.990%, due 03/15/11	2,000,000	2,004,400
Providian Gateway Master Trust, 04-AA, Class C†
2.660%, due 03/15/11	400,000	400,080
Providian Gateway Master Trust, 04-AA, Class D†
3.610%, due 03/15/11	460,000	461,012
Providian Gateway Master Trust, 04-BA, Class D†
3.160%, due 07/15/10	840,000	842,948
RAFC Asset-Backed Trust, 01-1, Class A3† (f)
5.115%, due 11/25/29	432,036	439,930
Sears Credit Account Master Trust, 01-1, Class A†
1.940%, due 02/15/10	280,000	279,913
Structured Asset Securities Corp., 03-AL2, Class A†
3.356%, due 01/25/31	286,773	267,763
Vanderbilt Mortgage Finance, 00-B, Class 1A3†
8.255%, due 05/07/17	98,227	100,294
		19,644,642
Commercial Mortgage-Backed Securities — 1.75%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	3,250,000	3,593,635
C.S. First Boston Mortgage Securities Corp., 99-C1 Class A2†
7.290%, due 09/15/41	3,500,000	3,972,182
C.S. First Boston Mortgage Securities Corp., 01-CF2, Class A1†
5.257%, due 02/15/34	255,629	258,397
Commercial Mortgage Trust, 01-FL5A, Class E†
3.260%, due 11/15/13	440,000	439,956
Commercial Mortgage Trust, 01-FL5A, Class F†
2.463%, due 11/15/13	515,000	513,616
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B†
7.340%, due 10/10/32	385,000	441,260
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B†
7.180%, due 08/10/10	1,275,000	1,457,377
First Union Bank of America, 98-C2, Class A1†
6.280%, due 11/18/35	324,914	329,943
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	1,163,654	1,252,692
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2
6.550%, due 04/16/29	37,755	37,799
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A†
2.006%, due 07/05/18	178,848	178,879
GS Mortgage Securities Corp., II, 98-GLII, Class A1†
6.312%, due 04/13/31	2,019,693	2,120,353
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	720,103	757,486
Host Marriott Pool Trust, 99-HMTA, Class C†
7.730%, due 08/03/15	750,000	856,033
Host Marriott Pool Trust, 99-HMTA, Class D†
7.970%, due 08/03/15	460,000	523,328
Host Marriott Pool Trust, 99-HMTA, Class E†
8.070%, due 08/03/15	460,000	515,137
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A1†
7.325%, due 07/15/31	862,271	897,263

	Face Amount	Value
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A2†
7.400%, due 07/15/31	$1,000,000	$1,130,343
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1†
6.410%, due 06/15/31	408,774	427,529
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2†
7.325%, due 10/15/32	200,000	227,550
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1†
3.890%, due 05/28/40	2,460,849	2,468,465
Merrill Lynch Mortgage Investors, Inc., 97-C1, Class A3†
7.120%, due 06/18/29	293,977	314,929
Merrill Lynch Mortgage Investors, Inc., 98-C1, Class A1†
6.310%, due 11/15/26	1,546,200	1,588,849
Morgan Stanley Capital I, 96-WF1, Class A3†
7.698%, due 11/15/28	415,050	426,689
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A1†
7.420%, due 11/15/36	348,328	377,956
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A2†
7.570%, due 12/15/09	150,000	173,284
Nomura Asset Securities Corp., 95-MD3, Class A1B
8.150%, due 04/04/27	755,265	768,513
Nomura Asset Securities Corp., 96-MD5, Class A4†
7.970%, due 04/13/39	3,500,000	3,779,241
Nomura Asset Securities Corp., 98-D6, Class A1A†
6.280%, due 03/15/30	1,375,580	1,439,419
PNC Mortgage Acceptance Corp., 00-C1, Class A2†
7.610%, due 02/15/10	2,000,000	2,303,439
Prudential Mortgage Capital Funding, LLC, 00-ROCK, Class A2†
6.605%, due 05/10/34	1,055,000	1,180,910
Salomon Brothers Mortgage Securities VII, 00-C3, Class A2†
6.592%, due 12/18/33	80,000	89,392
Starwood Asset Receivables Trust, 03-1A, Class A1†
2.090%, due 08/28/22	444,120	444,137
		35,285,981
Mortgage & Agency Debt Securities — 7.45%
Americredit Automobile Receivables Trust, 01-B, Class A4†
5.370%, due 06/12/08	636,058	646,369
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.440%, due 11/25/31	213,628	217,698
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	57,651	59,647
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	1,940,436	1,973,586
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	958,790	996,423
Countrywide Home Loans, 03-20, Class 3A2
4.750%, due 07/25/18	853,088	864,106
Federal Home Loan Mortgage Corp.
2.875%, due 11/03/06	390,000	388,729
3.875%, due 01/12/09	2,600,000	2,595,954
5.000%, due 01/30/14 (c)	5,335,000	5,340,202
5.125%, due 07/15/12 (c)	6,005,000	6,307,598
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	1,380,258	1,420,876
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	1,395,000	1,431,788
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	121,178	124,100
5.500%, due 09/01/17	80,119	82,940
5.500%, due 01/01/18	173,798	179,918
5.500%, due 04/01/18	550,481	569,470
5.500%, due 12/01/18	1,429,901	1,479,225
5.500%, due 01/01/19	2,419,310	2,502,764
6.000%, due 12/01/17	484,922	509,028
6.000%, due 10/01/29	44,931	46,556
6.000%, due 12/01/30	590,472	610,991
6.000%, due 03/01/31	773,673	801,149
6.000%, due 07/01/34	8,375,680	8,660,525
6.500%, due 02/01/17	194,101	205,463

	Face Amount	Value
6.500%, due 10/01/17	$992,047	$1,050,063
6.500%, due 01/01/29	3,981,451	4,187,239
6.500%, due 04/01/29	110,961	116,627
6.500%, due 11/01/29	2,331,294	2,453,553
7.000%, due 06/01/28	375,542	399,178
Federal National Mortgage Association
2.531%, due 07/01/34†	1,996,532	2,063,497
2.625%, due 01/19/07†	4,855,000	4,808,538
3.366%, due 09/01/33†	228,919	230,699
3.831%, due 08/01/33†	4,867,038	4,869,589
3.925%, due 05/01/33†	645,954	657,247
4.335%, due 03/01/34†	724,147	737,151
4.381%, due 06/01/33†	571,202	579,793
4.579%, due 11/01/33†	3,168,958	3,222,842
5.000%, due 03/01/34	2,803,666	2,781,336
5.500%, due 03/15/11 (c)	670,000	721,333
5.500%, due 12/01/17	68,637	71,093
5.500%, due 01/01/18	2,395,840	2,481,571
5.500%, due 11/01/23	226,927	230,778
6.000%, due 09/01/08	2,928,844	3,076,143
6.000%, due 06/01/14	1,888,569	1,983,433
6.000%, due 08/01/17	1,207,745	1,267,222
6.000%, due 04/01/18	521,881	547,727
6.000%, due 11/01/28	228,455	237,123
6.000%, due 03/01/29	1,337,120	1,387,735
6.000%, due 07/01/29	1,273,943	1,323,992
6.000%, due 06/01/31	20,721	21,492
6.000%, due 01/01/33	3,266,765	3,385,155
6.000%, due 12/01/33	2,330,607	2,414,885
6.250%, due 02/01/11	795,000	877,732
6.500%, due 12/01/10	3,074,908	3,244,545
6.500%, due 03/01/17	854,112	904,782
6.500%, due 06/01/17	855,964	906,762
6.500%, due 03/01/28	239,472	251,979
6.500%, due 05/01/28	2,918,530	3,068,655
6.500%, due 10/01/28	1,479,696	1,555,809
6.500%, due 12/01/28	260,386	273,780
6.500%, due 04/01/29	969,940	1,019,536
6.500%, due 06/01/29	1,141,741	1,199,852
6.500%, due 08/01/29	349,687	367,485
6.500%, due 10/01/29	2,714,603	2,849,291
6.500%, due 05/01/30	236,253	248,406
6.500%, due 11/01/31	14,865	15,603
6.500%, due 08/01/34	3,266,461	3,426,354
6.500%, due 10/25/34	3,500,000	3,670,625
7.000%, due 08/01/32	2,132,402	2,262,095
7.000%, due 03/01/33	1,151,437	1,221,468
7.000%, due 05/01/33	270,013	286,418
7.000%, due 12/01/33	1,350,747	1,432,815
7.000%, due 01/01/34	1,690,274	1,798,679
7.500%, due 05/01/31	42,221	45,253
7.500%, due 02/01/33	703,767	754,543
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	640,085	695,493
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	2,760,894	2,983,174
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3
7.500%, due 06/19/30	144,514	155,859
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	3,412,272	3,606,345
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	2,198	2,424
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	159,468	169,760
Federal National Mortgage Association Whole Loan, 03-W11, Class A1†
6.930%, due 06/25/33	537,440	546,169
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A
4.375%, due 08/25/42	504,889	528,682

		Face Amount	Value
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.375%, due 09/25/34		$1,735,896	$1,776,664
Government National Mortgage Association
4.000%, due 10/20/29		410,850	414,752
6.000%, due 11/20/28		70,168	72,919
6.000%, due 01/15/29		73,906	76,858
6.000%, due 02/20/29		60,870	63,207
6.000%, due 05/20/29		156,816	162,836
6.000%, due 07/15/29		1,379,169	1,434,265
6.500%, due 03/15/26		751,637	796,510
6.500%, due 04/15/31		764,560	807,609
6.500%, due 01/20/34		1,816,409	1,919,031
8.000%, due 12/15/22		23,223	25,536
9.000%, due 11/15/04		113	114
MLCC Mortgage Investors, Inc., 03-D, Class XA1†† (d)
1.000%, due 08/25/28		14,556,504	221,759
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34		1,307,835	1,319,862
Structured Asset Securities Corp., 02-23XS, Class A7† (f)
6.080%, due 11/25/32		5,170,000	5,244,704
Washington Mutual, 04-AR7, Class A6†
3.963%, due 07/25/34		10,000,000	9,991,285
			150,020,423
U.S. Government Obligations — 3.28%
U.S. Treasury Bonds
6.250%, due 08/15/23		3,310,000	3,865,200
6.250%, due 05/15/30 (c)		2,720,000	3,228,300
6.625%, due 02/15/27		3,240,000	3,973,556
8.125%, due 08/15/19 (c)		140,000	191,663
8.750%, due 05/15/17 (c)		405,000	571,414
U.S. Treasury Notes
2.250%, due 04/30/06 (c)		4,710,000	4,696,383
2.500%, due 05/31/06 (c)		18,910,000	18,918,131
3.625%, due 07/15/09 (c)		1,220,000	1,234,773
4.000%, due 02/15/14 (c)		19,960,000	19,805,629
5.375%, due 02/15/31 (c)		8,840,000	9,469,850
			65,954,899
Total U.S. Bonds			325,697,266

International Bonds — 5.84%
International Corporate Bonds — 0.23%
Canada —0.05%
Bombardier, Inc., 144A† (c)
6.300%, due 05/01/14		$575,000	496,592
Burlington Resources Finance Co.†
6.680%, due 02/15/11		250,000	280,607
Telus Corp.
8.000%, due 06/01/11		250,000	292,934
			1,070,133
Cayman Islands —0.07%
SMFG Finance Ltd.
2.250%, due 07/11/05	JPY	18,000,000	328,946
2.250%, due 07/11/05, 144A		60,000,000	1,096,515
			1,425,461
France —0.01%
France Telecom S.A.
8.500%, due 03/01/31		$205,000	271,800

Luxembourg —0.02%
Telecom Italia Capital S.A., 144A (c)
5.250%, due 11/15/13		325,000	331,132

Netherlands —0.02%
Deutsche Telekom International Finance BV
8.250%, due 06/15/30		295,000	381,311

United Kingdom —0.06%
Abbey National PLC
7.950%, due 10/26/29		295,000	374,021

	Face Amount		Value
HSBC Holdings PLC
5.250%, due 12/12/12	$325,000		$337,099
Royal Bank of Scotland Group PLC†
9.118%, due 03/31/49	225,000		276,612
Vodafone Group PLC
7.875%, due 02/15/30	250,000		315,636
			1,303,368
Total International Corporate Bonds			4,783,205

Foreign Government Bonds — 5.59%
Australia — 0.03%
Government of Australia
5.750%, due 06/15/11	AUD	785,000	579,453

Austria — 0.47%
Republic of Austria
3.800%, due 10/20/13	EUR	3,120,000	3,826,857
5.875%, due 07/15/06	4,230,000		5,551,075
			9,377,932
Belgium — 0.17%
Government of Belgium
5.750%, due 03/28/08	EUR	2,500,000	3,384,192

Canada — 0.31%
Government of Canada
5.750%, due 06/01/29	CAD	1,040,000	894,915
6.000%, due 09/01/05	3,275,000		2,660,525
6.000%, due 06/01/08	1,200,000		1,020,761
6.000%, due 06/01/11	1,005,000		869,555
8.000%, due 06/01/23	700,000		751,573
			6,197,329
Finland — 0.32%
Government of Finland
5.000%, due 07/04/07	EUR	1,480,000	1,941,645
5.750%, due 02/23/11	3,280,000		4,572,530
			6,514,175
France — 0.81%
Government of France
5.000%, due 10/25/16	EUR	2,910,000	3,892,822
5.500%, due 04/25/07	1,350,000		1,787,449
5.500%, due 04/25/10	3,180,000		4,360,460
5.500%, due 04/25/29	1,595,000		2,232,812
8.500%, due 10/25/19	2,195,000		3,978,520
			16,252,063
Germany — 1.99%
Bundesobligation
3.500%, due 10/10/08	EUR	1,290,000	1,625,096
Deutsche Bundesrepublik
4.500%, due 07/04/09	2,495,000		3,265,623
5.000%, due 07/04/12	3,700,000		4,959,856
6.000%, due 01/05/06	5,620,000		7,286,624
6.000%, due 01/04/07	8,835,000		11,756,130
6.500%, due 07/04/27	7,165,000		11,257,689
			40,151,018
Italy — 0.51%
Buoni Poliennali Del Tesoro
5.250%, due 11/01/29	EUR	1,305,000	1,733,614
5.500%, due 11/01/10	1,740,000		2,385,128
8.750%, due 07/01/06	4,515,000		6,195,040
			10,313,782
Mexico — 0.06%
United Mexican States
8.125%, due 12/30/19	$1,075,000		1,236,250

	Face Amount		Value
Netherlands — 0.22%
Government of Netherlands
5.000%, due 07/15/11	EUR	3,305,000	$4,433,141

Russia — 0.08%
Russian Federation, 144A (c)(f)
5.000%, due 03/31/30		$1,600,000	1,538,000

Sweden — 0.09%
Government of Sweden
6.750%, due 05/05/14	SEK	5,250,000	857,356
8.000%, due 08/15/07	6,290,000		974,059
			1,831,415
United Kingdom — 0.53%
U.K. Gilt
4.750%, due 09/07/15	GBP	4,050,000	7,270,248
5.000%, due 03/07/12	1,370,000		2,505,610
5.750%, due 12/07/09	445,000		840,922
			10,616,780
Total Foreign Government Bonds			112,425,530

Sovereign/Supranational Bond —0.02%
Pemex Project Funding Master Trust
8.000%, due 11/15/11		$320,000	362,720
Total International Bonds			117,571,455
Total Bonds (Cost $436,594,842)			443,268,721

	Shares
Investment Companies —12.03%
UBS Emerging Markets Equity Relationship Fund	12,134,248		163,394,930
UBS High Yield Relationship Fund	987,139		17,561,696
UBS Small Cap Equity Relationship Fund	1,775,432		61,308,508
Total Investment Companies (Cost $200,640,168)			242,265,134

Short-Term Investments — 1.37%
Other — 1.21%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	24,473,936		24,473,936

	Face
	Amount
Foreign Government Bond — 0.11%
United Kingdom — 0.11%
U.K. Treasury Bill due 11/22/04	GBP	1,230,000	2,210,526

U.S. Government Obligations — 0.05%
U.S. Treasury Bill, yield of 1.71% due 02/03/05 (e)		$1,000,000	994,106
Total Short-Term Investments (Cost $27,667,944)			27,678,568

	Shares
Investments of Cash Collateral for Securities Loaned — 6.93%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $139,553,884)	139,553,884		139,553,884

Total Investments (Cost $2,019,874,263) - 106.40% (a)			$2,142,744,326

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

EQUITIES

U.S. EQUITIES
Aerospace & Defense	1.53%
Airlines	0.05
Auto Components	0.44
Biotechnology	1.01
Building Products	1.12
Capital Markets	2.04
Chemicals	0.27
Commercial Banks	1.90
Commercial Services & Supplies	0.24
Computers & Peripherals	0.23
Construction Materials	0.55
Diversified Financial Services	2.75
Diversified Telecommunication Services	0.37
Electric Utilities	2.50
Electronic Equipment & Instruments	0.48
Food & Staples Retailing	1.76
Gas Utilities	0.41
Health Care Equipment & Supplies	0.65
Health Care Providers & Services	1.98
Household Products	0.61
Insurance	1.74
Machinery	1.28
Media	3.30
Multiline Retail	0.41
Oil & Gas	1.85
Pharmaceuticals	4.15
Road & Rail	1.19
Software	2.50
Specialty Retail	0.44
Thrifts & Mortgage Finance	1.06
Wireless Telecommunication Services	1.51
Total U.S. Equities	40.32
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.33
Airlines	0.08
Auto Components	0.25
Automobiles	0.77
Beverages	0.52
Biotechnology	0.15
Capital Markets	0.39
Chemicals	0.52
Commercial Banks	4.15
Commercial Services & Supplies	0.38
Communications Equipment	0.30
Construction & Engineering	0.06
Construction Materials	0.49
Consumer Finance	0.13
Diversified Financial Services	0.24
Diversified Telecommunication Services	1.28
Electric Utilities	0.32
Electronic Equipment & Instruments	0.11
Food & Staples Retailing	0.71
Food Products	0.60
Gas Utilities	0.20
Health Care Equipment & Supplies	0.08
Hotels, Restaurants & Leisure	0.07
Household Durables	0.52
Household Products	0.29
Insurance	0.58
IT Services	0.08
Leisure Equipment & Products	0.14
Machinery	0.15
Media	0.97
Metals & Mining	0.24
Multi-Utilities & Unregulated Power	0.30
Multiline Retail	0.02

Office Electronics	0.40%
Oil & Gas	2.40
Paper & Forest Products	0.53
Pharmaceuticals	1.72
Real Estate	0.43
Road & Rail	0.24
Semiconductors & Semiconductor Equipment	0.29
Specialty Retail	0.46
Tobacco	0.40
Trading Companies & Distributors	0.22
Wireless Telecommunication Services	1.22
Total International Equities	23.73
TOTAL EQUITIES	64.05
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.03
Airlines	0.02
Automobiles	0.21
Beverages	0.06
Capital Markets	0.18
Chemicals	0.10
Commercial Banks	0.17
Commercial Services & Supplies	0.04
Communications Equipment	0.02
Consumer Finance	0.22
Diversified Financial Services	0.33
Diversified Telecommunication Services	0.11
Electric Utilities	0.20
Energy Equipment & Services	0.04
Food & Staples Retailing	0.09
Food Products	0.06
Gas Utilities	0.02
Hotels, Restaurants & Leisure	0.02
Household Durables	0.03
Insurance	0.08
IT Services	0.03
Leisure Equipment & Products	0.02
Machinery	0.02
Media	0.13
Metals & Mining	0.02
Multi-Utilities & Unregulated Power	0.04
Multiline Retail	0.03
Oil & Gas	0.10
Paper & Forest Products	0.03
Personal Products	0.01
Pharmaceuticals	0.03
Real Estate	0.04
Road & Rail	0.05
Thrifts & Mortgage Finance	0.09
Tobacco	0.03
Wireless Telecommunication Services	0.02
Total U.S. Corporate Bonds	2.72
Asset-Backed Securities	0.98
Commercial Mortgage-Backed Securities	1.75
Mortgage & Agency Debt Securities	7.45
U.S. Government Obligations	3.28
Total U.S. Bonds	16.18
International Corporate Bonds
Aerospace & Defense	0.02
Commercial Banks	0.05
Diversified Financial Services	0.06
Diversified Telecommunication Services	0.06
Oil & Gas	0.02
Wireless Telecommunication Services	0.02
Total International Corporate Bonds	0.23
Foreign Government Bonds	5.59

Sovereign/Supranational Bonds	0.02%
Total International Bonds	5.84
TOTAL BONDS	22.02
INVESTMENT COMPANIES	12.03
SHORT-TERM INVESTMENTS	1.37
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	6.93
TOTAL INVESTMENTS	106.40%

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 40.32% to 38.82%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposure from 16.05% to 17.45%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term Investments from 1.37% to 1.27%.

NOTES TO SCHEDULE OF INVESTMENTS

(a)     Aggregate cost for federal income tax purposes was $2,019,874,263; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$156,927,819
Gross unrealized depreciation	(34,057,756)
Net unrealized appreciation	$122,870,063

(b)     Non-income producing security.

(c)     Security, or portion thereof, was on loan at September 30, 2004.

(d)     Security is illiquid. This security amounted to $221,759 or 0.00% of net assets.

(e)     All or a portion of these securities was pledged to cover margin requirements for futures contracts.

(f)      Step Bonds - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004.

†        Variable rate security — The rate disclosed is that in effect at September 30, 2004.

††      Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%      Represents a percentage of net assets.

144A:

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $10,464,370 or 0.49% of net assets.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
LLC	Limited Liability Company
SEK	Swedish Krona
SGD	Singapore Dollar
SGPS	Sociedade Gestora de Participacoes Sociais
ULC	Unlimited Liability Company

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

British Pound	56,100,000	USD	100,471,122	12/03/04	$(545,343)
Swiss Franc	44,000,000	USD	35,349,083	12/03/04	33,247
United States Dollar	28,626,030	CHF	36,100,000	12/03/04	349,008
United States Dollar	66,831,335	EUR	55,399,541	12/03/04	1,952,736
United States Dollar	69,863,415	JPY	7,710,000,000	12/03/04	323,012
United States Dollar	36,109,986	SGD	61,500,000	12/03/04	453,629
Total net unrealized appreciation on forward foreign currency contracts					$2,566,289

FUTURES CONTRACTS

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost/ Proceeds	Current Value	Unrealized Appreciation
U.S. Interest Rate Futures Buy Contracts:
5 Year U.S. Treasury Notes, 273 contracts	December 2004	$30,048,770	$30,234,750	$185,980
Index Futures Sale Contracts:
S&P 500 Index, 101 contracts	December 2004	28,444,681	28,151,225	293,456
Total net unrealized appreciation on futures contracts				$479,436

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2004 was $994,106.

UBS Global Equity Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
Equities — 98.76%
U.S. Equities — 48.30%
Advance Auto Parts, Inc. (b)	47,400	$1,630,560
Aflac, Inc.	36,000	1,411,560
Albertson’s, Inc.	104,800	2,507,864
Allergan, Inc.	74,000	5,368,700
Allstate Corp.	32,500	1,559,675
Altria Group, Inc.	116,400	5,475,456
American Electric Power Co., Inc.	61,900	1,978,324
American International Group, Inc.	26,047	1,770,935
BEA Systems, Inc. (b)	153,900	1,063,449
Boeing Co.	79,900	4,124,438
Bristol-Myers Squibb Co.	48,100	1,138,527
Burlington Northern Santa Fe Corp.	128,900	4,938,159
Cephalon, Inc. (b)	60,800	2,912,320
Citigroup, Inc.	324,600	14,321,352
Costco Wholesale Corp.	99,000	4,114,440
FirstEnergy Corp.	60,107	2,469,196
Freddie Mac	122,200	7,972,328
General Electric Co.	284,100	9,540,078
Genzyme Corp. (b)	52,300	2,845,643
Guidant Corp.	39,400	2,601,976
Hewlett-Packard Co.	166,391	3,119,831
Illinois Tool Works, Inc.	62,000	5,776,540
Ingersoll-Rand Co., Class A	23,600	1,604,092
Intel Corp.	100,000	2,006,000
Interpublic Group of Cos., Inc. (b)	202,300	2,142,357
Johnson & Johnson	140,502	7,914,478
JPMorgan Chase & Co.	144,200	5,729,066
Kohl’s Corp. (b)	32,400	1,561,356
Kroger Co. (b)	131,600	2,042,432
Lockheed Martin Corp.	43,600	2,432,008
Masco Corp.	219,500	7,579,335
McGraw-Hill Cos., Inc.	15,200	1,211,288
Mellon Financial Corp.	237,200	6,568,068
Microsoft Corp.	355,600	9,832,340
Morgan Stanley	132,000	6,507,600
Mylan Laboratories, Inc.	183,300	3,299,400
Nextel Communications, Inc., Class A (b)	345,500	8,236,720
Northrop Grumman Corp.	40,200	2,143,866
Omnicom Group, Inc.	47,600	3,477,656
Oracle Corp. (b)	299,900	3,382,872
Pepco Holdings, Inc.	88,100	1,753,190
SBC Communications, Inc.	142,600	3,700,470
Sempra Energy Corp.	41,400	1,498,266
St. Paul Travelers Cos., Inc.	58,963	1,949,317
Time Warner, Inc. (b)	204,600	3,302,244
UnitedHealth Group, Inc.	74,600	5,501,004
Veritas Software Corp. (b)	130,900	2,330,020
Viacom, Inc., Class B	162,900	5,466,924
Wells Fargo & Co.	119,300	7,113,859
Willis Group Holdings Ltd.	55,600	2,079,440
Wyeth	192,200	7,188,280
Total U.S. Equities		208,195,299

International Equities — 50.46%
Australia — 1.61%
Australia & New Zealand Banking Group Ltd.	76,329	1,051,595
National Australia Bank Ltd.	57,223	1,118,307
Qantas Airways Ltd.	561,816	1,403,983
QBE Insurance Group Ltd.	356,717	3,384,882
		6,958,767
Austria — 0.23%
Telekom Austria AG	69,644	975,696

	Shares	Value
Belgium — 0.55%
Fortis	100,481	$2,391,118

Canada — 1.67%
Alcan, Inc.	43,800	2,093,872
Shoppers Drug Mart Corp. (b)	55,000	1,486,311
Suncor Energy, Inc.	113,300	3,616,862
		7,197,045
Finland — 1.33%
Nokia Oyj	237,950	3,274,515
UPM-Kymmene Oyj	129,000	2,456,142
		5,730,657
France — 5.12%
BNP Paribas	62,928	4,064,142
Cap Gemini S.A. (b)	56,533	1,329,151
France Telecom S.A.	208,034	5,183,067
Sanofi-Aventis S.A.	28,226	2,047,311
Total S.A.	35,581	7,247,422
Unibail	18,140	2,184,272
		22,055,365
Germany — 0.47%
Allianz AG	20,107	2,025,052

Hong Kong — 0.54%
Sun Hung Kai Properties Ltd.	246,000	2,318,657

Ireland — 2.76%
Bank of Ireland	523,838	7,059,084
CRH PLC	203,198	4,858,159
		11,917,243
Italy — 1.70%
ENI SpA	133,570	2,992,727
UniCredito Italiano SpA	855,976	4,316,276
		7,309,003
Japan — 7.70%
Canon, Inc.	60,700	2,852,842
Honda Motor Co., Ltd.	147,600	7,151,331
Kao Corp.	135,000	2,982,580
Meitec Corp.	6,700	240,729
Mitsubishi Tokyo Financial Group, Inc.	146	1,217,384
Nippon Paper Group, Inc.	340	1,489,997
Nissan Motor Co., Ltd.	141,200	1,537,359
Nitto Denko Corp.	71,800	3,302,872
NTT DoCoMo, Inc.	2,618	4,441,918
Rohm Co., Ltd.	24,700	2,483,110
Sekisui House Ltd.	197,000	1,880,361
Sompo Japan Insurance, Inc.	192,000	1,627,074
Sumitomo Mitsui Financial Group, Inc.	146	834,551
Takeda Pharmaceutical Co., Ltd.	25,300	1,147,757
		33,189,865
Netherlands — 4.32%
ABN AMRO Holding NV	150,078	3,409,199
Koninklijke Philips Electronics NV	55,958	1,281,577
Reed Elsevier NV	286,935	3,695,591
Royal KPN NV	346,698	2,596,511
TPG NV	178,881	4,370,087
VNU NV	126,594	3,254,656
		18,607,621
Sweden — 1.58%
Electrolux AB, B Shares	52,700	962,762
Hennes & Mauritz AB, B Shares	39,450	1,086,471
Svenska Cellulosa AB, B Shares	69,850	2,715,248
Swedish Match AB	192,200	2,032,829
		6,797,310
Switzerland — 3.12%
Adecco S.A.	67,259	3,339,519
Holcim Ltd.	41,433	2,184,963
Nestle S.A.	13,522	3,097,055
Roche Holding AG	33,298	3,439,931
Swiss Reinsurance Co.	24,086	1,385,905
		13,447,373

	Shares	Value
United Kingdom — 17.76%
AstraZeneca PLC	53,506	$2,193,013
Barclays PLC	662,145	6,350,378
BP PLC	955,419	9,119,834
Cadbury Schweppes PLC	492,810	3,789,998
Centrica PLC	284,047	1,290,133
Diageo PLC	500,110	6,244,321
Electrocomponents PLC	214,213	1,205,527
Gallaher Group PLC	445,878	5,187,972
HBOS PLC	138,335	1,867,418
HSBC Holdings PLC	100,875	1,600,861
Invensys PLC (b)	2,225,574	453,070
Kingfisher PLC	562,615	3,138,231
Morrison WM Supermarkets PLC	385,942	1,344,384
National Grid Transco PLC	226,719	1,912,834
Rentokil Initial PLC	777,661	2,117,861
Royal Bank of Scotland Group PLC	196,475	5,674,280
Scottish & Southern Energy PLC	185,561	2,615,741
Shell Transport & Trading Co. PLC	1,060,714	7,783,228
Tesco PLC	872,211	4,502,128
Vodafone Group PLC	3,416,820	8,176,894
		76,568,106
Total International Equities		217,488,878
Total Equities (Cost $355,169,612)		425,684,177

Short-Term Investment — 0.37%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $1,595,240)	1,595,240	1,595,240
Total Investments
(Cost $356,764,852) - 99.13% (a)		$427,279,417

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

EQUITIES
U.S. EQUITIES
Aerospace & Defense	2.02%
Biotechnology	1.34
Building Products	1.76
Capital Markets	3.03
Commercial Banks	1.65
Computers & Peripherals	0.72
Diversified Financial Services	4.65
Diversified Telecommunication Services	0.86
Electric Utilities	1.44
Food & Staples Retailing	2.01
Gas Utilities	0.35
Health Care Equipment & Supplies	0.60
Health Care Providers & Services	1.28
Industrial Conglomerates	2.21
Insurance	2.03
Machinery	1.71
Media	3.62
Multiline Retail	0.36
Pharmaceuticals	5.78
Road & Rail	1.15
Semiconductors & Semiconductor Equipment	0.47
Software	3.85
Specialty Retail	0.38
Thrifts & Mortgage Finance	1.85
Tobacco	1.27
Wireless Telecommunication Services	1.91
Total U.S. Equities	48.30%

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.01%
Airlines	0.33
Automobiles	2.02
Beverages	1.45
Chemicals	0.77
Commercial Banks	8.95
Commercial Services & Supplies	1.32
Communications Equipment	0.76
Construction Materials	1.63
Diversified Financial Services	0.55
Diversified Telecommunication Services	2.03
Electric Utilities	0.61
Electronic Equipment & Instruments	0.28
Food & Staples Retailing	1.70
Food Products	1.60
Gas Utilities	0.30
Household Durables	0.96
Household Products	0.69
Insurance	1.95
IT Services	0.31
Machinery	0.10
Media	1.61
Metals & Mining	0.49
Multi-Utilities & Unregulated Power	0.44
Office Electronics	0.66
Oil & Gas	7.14
Paper & Forest Products	1.55
Pharmaceuticals	2.05
Real Estate	1.04
Semiconductors & Semiconductor Equipment	0.58
Specialty Retail	0.98
Tobacco	1.67
Wireless Telecommunication Services	2.93
Total International Equities	50.46
TOTAL EQUITIES	98.76
SHORT-TERM INVESTMENT	0.37
TOTAL INVESTMENTS	99.13%

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $356,764,852; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$77,765,222
Gross unrealized depreciation	(7,250,657)
Net unrealized appreciation	$70,514,565

(b) Non-income producing security.

% Represents a percentage of net assets.

AUD Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR Euro

GBP British Pound

JPY Japanese Yen

SGD Singapore Dollar

SGPS Sociedade Gestora de Participacoes Sociais

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

British Pound	32,300,000	USD	57,750,785	12/03/04	$(410,210)
Euro	4,600,000	USD	5,561,052	12/03/04	(150,308)
Swedish Krona	21,200,000	USD	2,812,212	12/03/04	(98,836)
Swiss Franc	14,200,000	USD	11,401,245	12/03/04	3,862
United States Dollar	2,334,750	AUD	3,300,000	12/03/04	41,745
United States Dollar	5,538,127	CAD	7,600,000	12/03/04	461,951
United States Dollar	11,260,100	CHF	14,200,000	12/03/04	137,283
United States Dollar	9,158,626	EUR	7,591,245	12/03/04	266,664
United States Dollar	7,608,295	GBP	4,250,000	12/03/04	44,468
United States Dollar	7,765,268	JPY	858,000,000	12/03/04	45,361
United States Dollar	10,979,784	SGD	18,700,000	12/03/04	137,932
Total net unrealized appreciation on forward foreign currency contracts					$479,912

UBS Global Bond Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 79.14%
U.S. Bonds — 23.45%
U.S. Corporate Bonds — 9.34%
Alcoa, Inc.
6.000%, due 01/15/12	$60,000	$65,666
Altria Group, Inc.
7.750%, due 01/15/27	110,000	116,193
American Electric Power Co., Inc.
6.125%, due 05/15/06	80,000	83,869
American General Finance Corp.
5.875%, due 07/14/06	60,000	63,013
AT&T Wireless Services, Inc.
7.350%, due 03/01/06	60,000	63,714
Avon Products, Inc.†
7.150%, due 11/15/09	50,000	57,346
Bank of America Corp.
7.400%, due 01/15/11	30,000	34,963
Bank One Corp.
7.875%, due 08/01/10	50,000	59,016
Boeing Capital Corp.
7.375%, due 09/27/10	50,000	58,091
Bombardier Capital, Inc.
6.125%, due 06/29/06	120,000	119,028
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	60,000	66,655
Cendant Corp.
6.875%, due 08/15/06	110,000	117,244
Citigroup, Inc., 144A
5.000%, due 09/15/14	153,000	153,190
Citizens Communications Co.
9.250%, due 05/15/11	35,000	38,500
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	110,000	122,012
Commonwealth Edison Co.
6.150%, due 03/15/12	60,000	66,767
Computer Sciences Corp.
3.500%, due 04/15/08	60,000	59,821
ConAgra Foods, Inc.
7.500%, due 09/15/05	60,000	62,468
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	60,000	59,005
DaimlerChrysler N.A. Holding Corp.†
4.050%, due 06/04/08	150,000	151,344
Devon Financing Corp., ULC
6.875%, due 09/30/11	60,000	67,696
Dominion Resources, Inc., Class B
7.625%, due 07/15/05	90,000	93,449
Dow Chemical Co.†
5.970%, due 01/15/09	60,000	64,454
Duke Energy Field Services, LLC
7.500%, due 08/16/05	110,000	114,302
EOP Operating LP
8.375%, due 03/15/06	190,000	204,104
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	100,000	118,516
Ford Motor Credit Co.
5.800%, due 01/12/09	270,000	279,853
6.750%, due 01/14/08	65,000	87,417
FPL Group Capital, Inc.
6.125%, due 05/15/07	110,000	117,601
General Electric Capital Corp.
2.850%, due 01/30/06	240,000	240,613
4.125%, due 12/15/06	35,000	62,389
4.375%, due 01/20/10	35,000	44,959
6.750%, due 03/15/32	110,000	126,600

	Face Amount	Value
General Motors Acceptance Corp.
6.000%, due 07/03/08	$80,000	$105,063
6.125%, due 02/01/07	170,000	178,617
6.875%, due 09/15/11	90,000	94,412
8.000%, due 11/01/31	110,000	113,849
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	60,000	67,758
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	50,000	55,938
Household Finance Corp.
6.750%, due 05/15/11	25,000	28,139
7.875%, due 03/01/07	190,000	210,264
ICI Wilmington, Inc.
4.375%, due 12/01/08	25,000	25,288
International Paper Co.
6.750%, due 09/01/11	60,000	66,859
Kinder Morgan, Inc.
6.650%, due 03/01/05	150,000	152,405
Kraft Foods, Inc.
5.625%, due 11/01/11	110,000	116,188
Kroger Co.
8.050%, due 02/01/10	50,000	58,750
Miller Brewing Co., 144A
5.500%, due 08/15/13	60,000	62,559
Morgan Stanley
6.750%, due 04/15/11	140,000	156,878
NationsBank Corp.
7.500%, due 09/15/06	220,000	238,167
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	30,000	27,675
Reed Elsevier Capital, Inc.
5.750%, due 07/31/08	125,000	168,507
Sempra Energy Corp.
7.950%, due 03/01/10	50,000	58,669
SLM Corp.
5.625%, due 04/10/07	90,000	94,724
Sprint Capital Corp.
8.375%, due 03/15/12	50,000	60,557
Time Warner, Inc.
7.625%, due 04/15/31	60,000	69,060
Union Pacific Corp.
6.700%, due 12/01/06	80,000	85,678
UST, Inc.
6.625%, due 07/15/12	10,000	11,224
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	50,000	56,705
Washington Mutual, Inc.
5.625%, due 01/15/07	140,000	147,152
Weyerhaeuser Co.
6.125%, due 03/15/07	90,000	95,805
Wyeth
5.250%, due 03/15/13	25,000	25,507
Zurich Finance (USA), Inc.
5.750%, due 10/02/23	100,000	132,123
		6,004,378

	Face Amount	Value
Asset-Backed Securities — 1.05%
Americredit Automobile Receivables Trust, 03-AM, Class A2B†
1.956%, due 10/06/06	$5,334	$5,334
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
2.150%, due 01/15/09	75,000	75,368
Centerpoint Energy Transition Bond Co. LLC, 01-1, Class A4†
5.630%, due 09/15/15	30,000	32,356
Conseco Finance Securitizations Corp., 00-B, Class AF4†
7.870%, due 02/15/31	146	148
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
2.180%, due 06/25/33	28,212	28,262
Paragon Mortgages PLC, 7A, Class B1A†
2.305%, due 05/15/43	100,000	100,255
Peco Energy Transition Trust, 99-A, Class A7†
6.130%, due 03/01/09	55,000	59,631
Permanent Financing PLC, 04, Class 2C†
2.583%, due 06/10/42	250,000	249,933
RAFC Asset-Backed Trust, 01-1, Class A3† (b)
5.115%, due 01/25/15	26,587	27,073
Sears Credit Account Master Trust, 01-1, Class A†
1.940%, due 02/15/10	75,000	74,977
Structured Asset Securities Corp., 03-AL2, Class A†
3.356%, due 01/25/31	22,640	21,139
		674,476
Commercial Mortgage-Backed Securities — 3.97%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	350,000	387,007
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2†
7.320%, due 10/15/32	80,000	91,552
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B†
6.460%, due 03/10/32	20,000	22,049
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B†
7.340%, due 10/10/32	85,000	97,421
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B†
7.180%, due 08/10/10	290,000	331,482
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	94,350	101,569
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2
6.550%, due 04/16/29	7,551	7,560
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
2.006%, due 07/05/18	26,082	26,087
Hilton Hotels Pool Trust, 00-HLTA, Class A1†
7.055%, due 10/03/15	359,149	397,099
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	60,723	63,187
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	85,000	96,079
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1†
6.410%, due 06/15/31	54,142	56,626
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	50,000	56,887
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1†
3.890%, due 05/28/40	182,103	182,666
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3†
6.960%, due 11/21/28	27,014	28,543
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2†
6.540%, due 12/10/29	19,064	20,522
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1†
6.960%, due 10/15/33	24,941	27,089
Nomura Asset Securities Corp., 95-MD3, Class A1B†
8.150%, due 04/04/27	14,595	14,851
PNC Mortgage Acceptance Corp., 00-C1, Class A2†
7.610%, due 02/15/10	375,000	431,895
Starwood Asset Receivables Trust, 03-1A, Class A1†
2.090%, due 08/28/22	111,030	111,034
		2,551,205

	Face Amount	Value
Mortgage-Backed Securities — 4.34%
Federal Home Loan Mortgage Corp.
2.875%, due 11/03/06	$5,000	$4,984
2.875%, due 12/15/06	985,000	983,993
3.875%, due 01/12/09	105,000	104,837
5.000%, due 01/30/14	85,000	85,083
5.125%, due 07/15/12	1,115,000	1,171,186
Federal National Mortgage Association
2.625%, due 01/19/07†	70,000	69,330
6.250%, due 02/01/11	85,000	93,845
Government National Mortgage Association
6.500%, due 04/15/31	258,007	272,534
		2,785,792
U.S. Government Obligations — 4.75%
U.S. Treasury Bonds
6.250%, due 08/15/23	65,000	75,903
6.250%, due 05/15/30	150,000	178,031
6.625%, due 02/15/27	65,000	79,716
8.125%, due 08/15/19	15,000	20,535
8.750%, due 05/15/17	40,000	56,436
U.S. Treasury Notes
1.625%, due 02/28/06	525,000	519,648
2.250%, due 04/30/06	70,000	69,798
2.500%, due 05/31/06	295,000	295,127
3.625%, due 07/15/09	195,000	197,361
4.000%, due 02/15/14	45,000	44,652
4.750%, due 11/15/08	95,000	100,700
5.000%, due 02/15/11	355,000	381,667
5.375%, due 02/15/31	960,000	1,028,400
		3,047,974
Total U.S. Bonds		15,063,825

International Bonds — 55.69%
International Corporate Bonds — 16.59%
Australia —0.07%
Telstra Corp., Ltd.
6.375%, due 06/29/11	EUR	30,000	42,171

Belgium —0.13%
SCA Coordination Center NV
5.375%, due 06/25/07	EUR	65,000	85,411

Canada —0.09%
Telus Corp.
8.000%, due 06/01/11	$50,000		58,587

Denmark —0.13%
TDC A/S
5.875%, due 04/24/06	EUR	65,000	84,313

Finland —0.10%
Fortum Oyj
6.475%, due 11/03/06	EUR	50,000	66,488

	Face Amount		Value
France —2.89%
Aventis S.A.
5.000%, due 04/18/06	EUR	230,000	$295,431
Banque PSA Finance
4.625%, due 02/20/08	235,000		304,171
BNP Paribas
5.625%, due 08/07/08	100,000		133,802
5.750%, due 01/24/22	GBP	80,000	147,919
Casino Guichard Perrachon S.A.
5.875%, due 11/23/07	EUR	130,000	172,994
Dexia Credit Local
5.250%, due 04/25/08	195,000		258,495
France Telecom S.A.
6.000%, due 09/28/07	195,000		261,196
GIE Suez Alliance
4.250%, due 06/24/10	80,000		101,221
LVMH Moet Hennessy Louis Vuitton S.A.
5.750%, due 02/28/05	50,000		62,889
Veolia Environnement
5.875%, due 06/27/08	90,000		121,261
			1,859,379
Germany —5.14%
Bosch (Robert)
5.250%, due 07/19/06	EUR	65,000	84,265
Bundesschatzanweisungen
2.500%, due 03/18/05	2,120,000		2,636,526
KFW Bankengruppe
4.750%, due 08/17/07	410,000		535,456
VW Financial Services AG
5.375%, due 01/25/12	35,000		45,726
			3,301,973
Netherlands —3.67%
Bank Nederlandse Gemeenten NV
4.625%, due 08/17/07	EUR	65,000	84,307
BMW Finance NV
5.250%, due 09/01/06	165,000		214,097
Deutsche Telekom International Finance BV
7.500%, due 05/29/07	130,000		179,040
8.125%, due 05/29/12	65,000		100,692
E.ON International Finance BV
5.750%, due 05/29/09	225,000		305,986
6.375%, due 05/29/12	GBP	100,000	191,587
ENBW International Finance BV
5.125%, due 02/28/07	EUR	160,000	208,406
Generali Finance BV
4.750%, due 05/12/14	65,000		83,703
International Endesa BV
5.250%, due 02/22/06	115,000		147,834
Koninklijke KNP NV
4.750%, due 11/05/08	65,000		84,331
Koninklijke Philips Electronics NV
5.750%, due 05/16/08	50,000		66,770
Olivetti Finance NV
6.125%, due 07/30/09	65,000		89,170
6.500%, due 04/24/07	65,000		87,219
Prudential Finance BV
9.375%, due 06/04/07	GBP	35,000	69,601
Telefonica Europe BV
5.125%, due 10/30/06	EUR	100,000	129,787
Unilever NV
4.250%, due 09/26/07	245,000		314,303
			2,356,833

	Face Amount		Value
Singapore —0.11%
Singapore Telecommunications Ltd.
6.000%, due 11/21/11	EUR	50,000	$68,927

United Kingdom —4.26%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	25,000	31,469
AWG PLC
5.375%, due 07/02/09	210,000		279,729
Barclays Bank, PLC
4.875%, due 06/26/06	100,000		128,771
Credit Suisse Group Finance Guernsey Ltd.
6.375%, due 06/07/13	30,000		42,809
Gallaher Group PLC
5.875%, due 08/06/08	95,000		127,464
Glaxo Wellcome PLC
8.750%, due 12/01/05	GBP	30,000	56,424
Halifax PLC
8.750%, due 07/10/06	50,000		95,543
HBOS Treasury Services PLC
4.750%, due 02/06/07	EUR	195,000	252,390
Imperial Tobacco Finance PLC
6.250%, due 06/06/07	100,000		133,783
Lloyds TSB Bank PLC
4.750%, due 03/18/11	80,000		104,290
5.875%, due 06/20/14	GBP	110,000	203,624
7.750%, due 06/18/07	35,000		67,400
National Westminster Bank PLC
6.000%, due 01/21/10	EUR	115,000	157,769
6.500%, due 09/07/21	GBP	110,000	219,780
Rio Tinto Finance PLC
5.125%, due 05/10/07	EUR	145,000	189,152
Sainsbury (J) PLC
5.625%, due 07/11/08	65,000		84,462
Tesco PLC
5.250%, due 05/07/08	130,000		171,947
Travelers Insurance Co. Institutional Funding Ltd.
5.750%, due 12/06/11	GBP	100,000	182,100
Vodafone Group PLC
5.750%, due 10/27/06	EUR	160,000	209,884
			2,738,790
			10,662,872
Foreign Government Bonds — 38.38%
Australia — 0.96%
Government of Australia
6.750%, due 11/15/06	AUD	825,000	616,460

Austria — 2.32%
Republic of Austria
5.875%, due 07/15/06	EUR	1,135,000	1,489,473

Belgium — 1.23%
Kingdom of Belgium
5.000%, due 09/28/11	EUR	195,000	261,420
6.500%, due 03/31/05	420,000		532,430
			793,850

	Face Amount		Value
Canada — 1.75%
Government of Canada
6.000%, due 09/01/05	CAD	390,000	$316,826
6.000%, due 06/01/08	390,000		331,747
6.000%, due 06/01/11	390,000		337,439
8.000%, due 06/01/23	130,000		139,578
			1,125,590
Finland — 1.31%
Government of Finland
5.000%, due 07/04/07	EUR	295,000	387,017
5.750%, due 02/23/11	325,000		453,071
			840,088
France — 4.87%
Government of France
5.500%, due 04/25/07	EUR	1,040,000	1,376,998
6.000%, due 10/25/25	395,000		586,324
6.500%, due 04/25/11	805,000		1,165,124
			3,128,446
Germany — 9.86%
Deutsche Bundesrepublik
4.250%, due 01/04/14	370,000		469,894
4.500%, due 07/04/09	EUR	550,000	719,877
5.000%, due 07/04/12	1,430,000		1,916,917
6.000%, due 01/05/06	1,000,000		1,296,552
6.250%, due 01/04/24	1,270,000		1,929,046
			6,332,286
Italy — 3.25%
Buoni Poliennali Del Tesoro
4.000%, due 07/15/05	EUR	250,000	314,642
5.000%, due 02/01/12	735,000		982,242
5.250%, due 11/01/29	230,000		305,541
6.750%, due 02/01/07	360,000		487,316
			2,089,741
Japan — 9.43%
Government of Japan
0.300%, due 09/20/07†	JPY	126,000,000	1,143,787
1.300%, due 06/20/11†	370,000,000		3,433,317
8.000%, due 03/20/13	170,000,000		1,484,981
			6,062,085
Netherlands — 1.58%
Government of Netherlands
4.000%, due 07/15/05	EUR	405,000	509,472
5.000%, due 07/15/11	375,000		503,004
			1,012,476
United Kingdom — 1.82%
U.K. Gilts
5.000%, due 03/07/25	GBP	280,000	524,245
6.000%, due 12/07/28	35,000		75,326
8.000%, due 06/07/21	230,000		568,645
			1,168,216
Total Foreign Government Bonds			24,658,711

Sovereign/Supranational Bonds — 0.72%
European Investment Bank
4.000%, due 01/15/07	EUR	360,000	459,824
Total International Bonds			35,781,407

Total Bonds (Cost $49,191,333)			50,845,232

	Shares	Value
Investment Company — 17.04%
UBS U.S. Securitized Mortgage Relationship Fund (Cost $10,730,767)	941,940	$10,947,420

Short-Term Investment — 2.69%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $1,728,171)	1,728,171	1,728,171
Total Investments (Cost $61,650,271) - 98.87% (a)		$63,520,823

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	0.95%
Beverages	0.10
Capital Markets	0.35
Chemicals	0.14
Commercial Banks	0.52
Commercial Services & Supplies	0.18
Consumer Finance	1.42
Diversified Financial Services	0.71
Diversified Telecommunication Services	0.20
Electric Utilities	0.56
Food & Staples Retailing	0.18
Food Products	0.28
Gas Utilities	0.33
Hotels, Restaurants & Leisure	0.09
Industrial Conglomerates	0.47
Insurance	0.20
IT Services	0.09
Media	0.56
Metals & Mining	0.10
Multi-Utilities & Unregulated Power	0.18
Oil & Gas	0.10
Paper & Forest Products	0.25
Personal Products	0.09
Pharmaceuticals	0.04
Real Estate	0.32
Road & Rail	0.32
Thrifts & Mortgage Finance	0.31
Tobacco	0.20
Wireless Telecommunication Services	0.10
Total U.S. Corporate Bonds	9.34%

Asset-Backed Securities	1.05%
Commercial Mortgage-Backed Securities	3.97
Mortgage-Backed Securities	4.34
U.S. Government Obligations	4.75
Total U.S. Bonds	23.45
INTERNATIONAL BONDS
International Corporate Bonds
Auto Components	0.13
Automobiles	0.81
Capital Markets	0.21
Commercial Banks	3.03
Consumer Finance	0.07
Diversified Telecommunication Services	1.18
Electric Utilities	1.43
Food & Staples Retailing	0.67
Food Products	0.49
Household Durables	0.10
Insurance	0.24
Internet Software & Services	0.14
Metals & Mining	0.29
Multi-Utilities & Unregulated Power	0.16
Non-Agency	0.39
Paper & Forest Products	0.13
Pharmaceuticals	0.55
Supranational	4.81
Textiles, Apparel & Luxury Goods	0.10
Thrifts & Mortgage Finance	0.15
Tobacco	0.42
Water Utilities	0.62
Wireless Telecommunication Services	0.47
Total International Corporate Bonds	16.59
Foreign Government Bonds	38.38
Sovereign/Supranational Bonds	0.72
Total International Bonds	55.69
TOTAL BONDS	79.14
INVESTMENT COMPANY	17.04
SHORT-TERM INVESTMENT	2.69
TOTAL INVESTMENTS	98.87%

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $61,650,271; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,928,072
Gross unrealized depreciation	(57,520)
Net unrealized appreciation	$1,870,552

(b) Step Bond — coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

†   Variable rate note — The rate disclosed is that in effect at September 30, 2004.

% Represents a percentage of net assets.

144A:

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $388,614 or 0.60% of net assets.

BV   Besloten Venootschap

CAD  Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

JPY Japanese Yen

LLC Limited Liability Company

SEK Swedisn Krona

SGD Singapore Dollar

ULC Unlimited Liability Company

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	490,000	USD	340,428	12/03/04	$(12,446)
British Pound	500,000	USD	916,545	12/03/04	16,220
Euro	4,570,000	USD	5,525,526	12/03/04	(148,586)
United States Dollar	308,422	DKK	1,900,000	12/03/04	8,552
United States Dollar	673,255	EUR	550,000	12/03/04	9,625
United States Dollar	5,480,785	JPY	605,000,000	12/03/04	26,710
United States Dollar	305,098	SEK	2,300,000	12/03/04	10,723
United States Dollar	686,970	SGD	1,170,000	12/03/04	8,630
Total net unrealized depreciation on forward foreign currency contracts					$(80,572)

UBS U.S. Large Cap Equity Fund - Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 95.90%
Aerospace & Defense — 3.63%
Boeing Co.	47,600	$2,457,112
Lockheed Martin Corp.	33,800	1,885,364
Northrop Grumman Corp.	37,900	2,021,207
		6,363,683
Airlines — 0.11%
Delta Air Lines, Inc. (b)	59,100	194,439

Auto Components — 1.05%
Johnson Controls, Inc.	32,400	1,840,644

Biotechnology — 2.38%
Cephalon, Inc. (b)	31,500	1,508,850
Genzyme Corp. (b)	48,800	2,655,208
		4,164,058
Building Products — 2.65%
Masco Corp.	134,400	4,640,832

Capital Markets — 4.85%
Mellon Financial Corp.	125,400	3,472,326
Morgan Stanley	102,100	5,033,530
		8,505,856
Chemicals — 0.64%
Eastman Chemical Co.	23,750	1,129,313

Commercial Banks — 4.51%
PNC Financial Services Group, Inc.	37,200	2,012,520
Wells Fargo & Co.	98,700	5,885,481
		7,898,001
Commercial Services & Supplies — 0.56%
Equifax, Inc.	34,600	912,056
MoneyGram International, Inc.	3,850	65,758
		977,814
Computers & Peripherals — 0.56%
Hewlett-Packard Co.	52,100	976,875

Construction Materials — 1.31%
Martin Marietta Materials, Inc.	50,907	2,304,560

Diversified Financial Services — 6.53%
Citigroup, Inc.	163,061	7,194,251
JPMorgan Chase & Co.	107,000	4,251,110
		11,445,361
Diversified Telecommunication Services — 0.87%
SBC Communications, Inc.	59,000	1,531,050

Electric Utilities — 5.93%
American Electric Power Co., Inc.	50,000	1,598,000
CMS Energy Corp. (b)	64,150	610,708
Dominion Resources, Inc.	16,600	1,083,150
Exelon Corp.	96,600	3,544,254
FirstEnergy Corp.	67,345	2,766,533
Pepco Holdings, Inc.	39,500	786,050
		10,388,695
Electronic Equipment & Instruments — 1.15%
Mettler Toledo International, Inc. (b)	42,600	2,011,572

	Shares	Value
Food & Staples Retailing — 4.17%
Albertson’s, Inc.	82,900	$1,983,797
Costco Wholesale Corp.	87,200	3,624,032
Kroger Co. (b)	110,000	1,707,200
		7,315,029
Gas Utilities — 0.98%
Sempra Energy Corp.	47,500	1,719,025

Health Care Equipment & Supplies — 1.55%
Guidant Corp.	20,600	1,360,424
Medtronic, Inc.	26,000	1,349,400
		2,709,824
Health Care Providers & Services — 4.69%
Anthem, Inc. (b)	20,000	1,745,000
Quest Diagnostics, Inc.	12,200	1,076,284
UnitedHealth Group, Inc.	73,100	5,390,394
		8,211,678
Household Products — 1.45%
Kimberly-Clark Corp.	39,450	2,548,075

Insurance — 4.22%
Aflac, Inc.	37,800	1,482,138
Allstate Corp.	35,200	1,689,248
American International Group, Inc.	5,259	357,559
Hartford Financial Services Group, Inc.	27,000	1,672,110
Willis Group Holdings Ltd.	58,700	2,195,380
		7,396,435
Machinery — 3.04%
Illinois Tool Works, Inc.	46,800	4,360,356
Ingersoll-Rand Co., Class A	14,100	958,377
		5,318,733
Media — 7.86%
Dex Media, Inc. (b)	39,600	838,332
Gannett Co., Inc.	14,600	1,222,896
Interpublic Group of Cos., Inc. (b)	109,800	1,162,782
Omnicom Group, Inc.	42,300	3,090,438
Time Warner, Inc. (b)	184,100	2,971,374
Viacom, Inc., Class B	130,900	4,393,004
Westwood One, Inc. (b)	4,400	86,988
		13,765,814
Multiline Retail — 0.97%
Kohl’s Corp. (b)	35,200	1,696,288

Oil & Gas — 4.40%
ExxonMobil Corp.	99,000	4,784,670
Kerr-McGee Corp.	13,200	755,700
Marathon Oil Corp.	52,400	2,163,072
		7,703,442
Pharmaceuticals — 9.86%
Allergan, Inc.	63,300	4,592,415
Bristol-Myers Squibb Co.	62,900	1,488,843
Johnson & Johnson	78,544	4,424,384
Mylan Laboratories, Inc.	148,350	2,670,300
Wyeth	109,800	4,106,520
		17,282,462
Road & Rail — 2.83%
Burlington Northern Santa Fe Corp.	129,600	4,964,976

Software — 5.99%
BEA Systems, Inc. (b)	114,700	792,577
Mercury Interactive Corp. (b)	23,000	802,240
Microsoft Corp.	189,900	5,250,735
Oracle Corp. (b)	212,900	2,401,512
Veritas Software Corp. (b)	70,100	1,247,780
		10,494,844

	Shares	Value
Specialty Retail — 1.05%
Advance Auto Parts, Inc. (b)	19,800	$681,120
TJX Cos., Inc.	52,600	1,159,304
		1,840,424
Thrifts & Mortgage Finance — 2.51%
Freddie Mac	67,500	4,403,700

Wireless Telecommunication Services — 3.60%
Nextel Communications, Inc., Class A (b)	264,400	6,303,296

Total U.S. Equities (Cost $143,292,322)		168,046,798

Short-Term Investments — 3.96%
Other — 3.56%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73%	6,241,988	6,241,988

	Face Amount
U.S. Government Obligation — 0.40%
U.S. Treasury Bills, yield of 1.71% due 02/03/05 (c)	$700,000	695,874

Total Short-Term Investments (Cost $6,937,862)		6,937,862

Total Investments (Cost $150,230,184) - 99.86% (a)		$174,984,660

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $150,230,184 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$30,136,539
Gross unrealized depreciation	(5,382,063)
Net unrealized appreciation	$24,754,476

(b) Non-income producing security.

(c) All or portion of these securities was pledged to cover margin requirements for futures contracts.

% Represents a percentage of net assets.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost	Current Value	Unrealized Depreciation
Index Futures Buy Contracts:
S&P 500 Index, 18 contracts	December 2004	$5,068,701	$5,017,050	$(51,651)

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2004 was $695,874.

UBS U.S. Large Cap Growth Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 97.68%
Aerospace & Defense — 2.09%
United Technologies Corp.	1,300	$121,394

Auto Components — 0.88%
Johnson Controls, Inc.	900	51,129

Biotechnology — 5.31%
Amgen, Inc. (b)	800	45,344
Genentech, Inc. (b)	800	41,936
Gilead Sciences, Inc. (b)	3,100	115,878
Medimmune, Inc. (b)	4,400	104,280
		307,438
Capital Markets — 3.58%
Goldman Sachs Group, Inc.	1,300	121,212
Morgan Stanley	1,750	86,275
		207,487
Commercial Services & Supplies — 0.69%
Manpower, Inc.	900	40,041

Communications Equipment — 3.11%
Cisco Systems, Inc. (b)	6,500	117,650
QUALCOMM, Inc.	1,600	62,464
		180,114
Computers & Peripherals — 3.28%
Dell, Inc. (b)	3,900	138,840
International Business Machines Corp.	600	51,444
		190,284
Diversified Financial Services — 3.69%
Citigroup, Inc.	3,183	140,434
Moody’s Corp.	1,000	73,250
		213,684
Energy Equipment & Services — 2.56%
GlobalSantaFe Corp.	2,200	67,430
Schlumberger Ltd.	1,200	80,772
		148,202
Food & Staples Retailing — 3.03%
Wal-Mart Stores, Inc.	3,300	175,560

Health Care Equipment & Supplies — 5.61%
Guidant Corp.	1,800	118,872
Varian Medical Systems, Inc. (b)	3,000	103,710
Zimmer Holdings, Inc. (b)	1,300	102,752
		325,334
Health Care Providers & Services — 4.24%
Anthem, Inc. (b)	1,100	95,975
UnitedHealth Group, Inc.	1,600	117,984
WellPoint Health Networks Corp. (b)	300	31,527
		245,486
Household Durables — 1.69%
Pulte Homes, Inc.	1,600	98,192

Household Products — 2.80%
Proctor & Gamble Co.	3,000	162,360

	Shares	Value
Industrial Conglomerates — 1.86%
3M Co.	800	$63,976
General Electric Co.	1,300	43,654
		107,630
Insurance — 4.21%
American International Group, Inc.	1,200	81,588
Progressive Corp.	900	76,275
Willis Group Holdings Ltd.	2,300	86,020
		243,883
Internet & Catalog Retail — 3.17%
eBay, Inc. (b)	2,000	183,880

Internet Software & Services — 3.46%
Google, Inc. (b)	500	64,800
Yahoo!, Inc. (b)	4,000	135,640
		200,440
IT Services — 1.77%
Accenture Ltd., Class A (b)	3,800	102,790

Machinery — 3.16%
Illinois Tool Works, Inc.	800	74,536
Ingersoll-Rand Co., Class A	1,600	108,752
		183,288
Media — 2.00%
EchoStar Communications Corp., Class A (b)	1,850	57,572
Fox Entertainment Group, Inc., Class A (b)	2,100	58,254
		115,826
Metals & Mining — 0.84%
Freeport-McMoran Copper & Gold, Inc.	1,200	48,600

Oil & Gas — 5.53%
Anadarko Petroleum Corp.	800	53,088
Devon Energy Corp.	700	49,707
EOG Resources, Inc.	900	59,265
XTO Energy, Inc.	4,875	158,340
		320,400
Pharmaceuticals — 5.50%
Forest Laboratories, Inc. (b)	2,900	130,442
Pfizer, Inc.	6,150	188,190
		318,632
Semiconductors & Semiconductor Equipment — 3.88%
Analog Devices, Inc.	1,600	62,048
Intel Corp.	5,950	119,357
Linear Technology Corp.	1,200	43,488
		224,893
Software — 7.18%
Adobe Systems, Inc.	1,700	84,099
Electronic Arts, Inc. (b)	1,400	64,386
Microsoft Corp.	5,900	163,135
Symantec Corp. (b)	1,900	104,272
		415,892
Specialty Retail — 5.73%
Abercrombie & Fitch Co.	1,700	53,550
Best Buy Co., Inc.	2,100	113,904
Lowe’s Cos., Inc.	1,900	103,265
Sherwin-Williams Co.	1,400	61,544
		332,263

	Shares	Value
Textiles, Apparel & Luxury Goods — 2.45%
Coach, Inc. (b)	1,300	$55,146
Nike, Inc.	1,100	86,680
		141,826
Thrifts & Mortgage Finance — 2.04%
Countrywide Financial Corp.	3,000	118,170

Wireless Telecommunication Services — 2.34%
Nextel Communications, Inc., Class A (b)	5,700	135,888

Total U.S. Equities (Cost $5,123,220)		5,661,006

Short-Term Investment — 2.79%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $161,514)	161,514	161,514

Total Investments (Cost $5,284,734) - 100.47% (a)		$5,822,520

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $5,284,734; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$658,090
Gross unrealized depreciation	(120,304)
Net unrealized appreciation	$537,786

(b) Non-income producing security.

% Represents a percentage of net assets.

UBS U.S. Small Cap Growth Fund - Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 95.90%
Aerospace & Defense — 1.35%
Engineered Support Systems, Inc.	55,675	$2,541,007

Air Freight & Logistics — 2.44%
EGL, Inc. (b)	93,500	2,829,310
UTI Worldwide, Inc.	30,000	1,764,300
		4,593,610
Airlines — 0.39%
Pinnacle Airlines Corp. (b)	72,700	734,270

Auto Components — 1.07%
American Axle & Manufacturing Holdings, Inc.	68,700	2,010,162

Beverages — 2.42%
Constellation Brands, Inc., Class A (b)	58,900	2,241,734
Cott Corp. (b)	79,800	2,301,432
		4,543,166
Biotechnology — 4.35%
Affymetrix, Inc. (b)	28,200	866,022
Amylin Pharmaceuticals, Inc. (b)	37,800	775,656
Corgentech, Inc. (b)	46,200	788,634
Incyte Corp. (b)	130,200	1,253,826
Isis Pharmaceuticals, Inc. (b)	104,400	511,560
Neurocrine Biosciences, Inc. (b)	30,800	1,452,528
NPS Pharmaceuticals, Inc. (b)	51,300	1,117,314
Telik, Inc. (b)	63,700	1,420,510
		8,186,050
Capital Markets — 2.13%
Investors Financial Services Corp.	88,700	4,003,031

Commercial Banks — 2.34%
UCBH Holdings, Inc.	112,600	4,399,282

Commercial Services & Supplies — 0.95%
Korn/Ferry International Corp. (b)	50,300	916,969
Labor Ready, Inc. (b)	62,600	877,652
		1,794,621
Communications Equipment — 1.25%
Avocent Corp. (b)	29,600	770,488
C-COR, Inc. (b)	65,000	549,250
Foundry Networks, Inc. (b)	108,000	1,024,920
		2,344,658
Computers & Peripherals — 0.58%
Dot Hill Systems Corp. (b)	136,000	1,090,720

Construction & Engineering — 2.02%
Dycom Industries, Inc. (b)	103,700	2,944,043
EMCOR Group, Inc. (b)	22,600	850,212
		3,794,255
Distributors — 0.33%
Beacon Roofing Supply, Inc. (b)	37,700	618,280

Electrical Equipment — 0.76%
Genlyte Group, Inc. (b)	22,200	1,429,458

	Shares	Value
Electronic Equipment & Instruments — 4.27%
Benchmark Electronics, Inc. (b)	107,000	$3,188,600
Cognex Corp.	91,800	2,405,160
Radisys Corp. (b)	79,400	1,107,630
TTM Technologies, Inc. (b)	150,700	1,339,723
		8,041,113
Energy Equipment & Services — 2.70%
Patterson-UTI Energy, Inc.	95,900	1,828,813
Tetra Technologies, Inc. (b)	104,950	3,258,698
		5,087,511
Food & Staples Retailing — 0.65%
Performance Food Group Co. (b)	51,500	1,220,550

Health Care Equipment & Supplies — 7.83%
Advanced Neuromodulation Systems, Inc. (b)	51,400	1,559,990
Arthrocare Corp. (b)	108,100	3,166,249
Fisher Scientific International, Inc. (b)	37,200	2,169,876
Inamed Corp. (b)	62,800	2,993,676
Kinetic Concepts, Inc. (b)	10,200	536,010
Patterson Cos., Inc. (b)	44,800	3,429,888
Resmed, Inc. (b)	18,200	866,502
		14,722,191
Health Care Providers & Services — 7.71%
Inveresk Research Group, Inc. (b)	49,300	1,818,677
Odyssey HealthCare, Inc. (b)	115,175	2,044,356
Pediatrix Medical Group, Inc. (b)	71,900	3,943,715
United Surgical Partners International, Inc. (b)	61,100	2,098,785
VCA Antech, Inc. (b)	206,000	4,249,780
WellCare Health Plans, Inc. (b)	17,900	339,205
		14,494,518
Hotels, Restaurants & Leisure — 3.47%
CKE Restaurants, Inc. (b)	182,900	2,021,045
Panera Bread Co., Class A (b)	48,700	1,828,198
Ruby Tuesday, Inc.	96,000	2,675,520
		6,524,763
Household Durables — 2.04%
Hovnanian Enterprises, Inc. (b)	48,900	1,960,890
NVR, Inc. (b)	3,400	1,873,400
		3,834,290
Internet Software & Services — 1.54%
Digital River, Inc. (b)	97,100	2,891,638

IT Services — 5.37%
CACI International, Inc., Class A (b)	72,700	3,837,106
Cognizant Technology Solutions Corp., Class A (b)	205,300	6,263,703
		10,100,809
Machinery — 2.14%
ESCO Technologies, Inc. (b)	37,400	2,534,224
Middleby Corp. (b)	28,400	1,495,260
		4,029,484
Media — 1.23%
Cumulus Media, Inc., Class A (b)	110,300	1,587,217
Salem Communications Corp., Class A (b)	28,600	724,152
		2,311,369
Metals & Mining — 1.14%
Steel Dynamics, Inc.	55,700	2,151,134

	Shares	Value
Oil & Gas — 4.18%
Patina Oil & Gas Corp.	118,100	$3,492,217
Quicksilver Resources, Inc. (b)	134,000	4,377,780
		7,869,997
Pharmaceuticals — 2.80%
First Horizon Pharmaceutical Corp. (b)	116,400	2,329,164
Medicines Co. (b)	51,000	1,231,140
Penwest Pharmaceuticals Co. (b)	73,600	830,944
Taro Pharmaceutical Industries (b)	37,200	869,736
		5,260,984
Real Estate — 3.94%
American Financial Realty Trust (REIT)	27,200	383,792
BioMed Realty Trust, Inc. (REIT)	58,900	1,036,051
Government Properties Trust, Inc. (REIT)	28,900	274,550
Highland Hospitality Corp. (REIT)	35,700	406,980
Mills Corp. (REIT)	48,000	2,489,760
Ventas, Inc. (REIT)	108,500	2,812,320
		7,403,453
Road & Rail — 1.54%
Landstar System, Inc. (b)	49,400	2,898,792

Semiconductors & Semiconductor Equipment — 6.90%
Artisan Components, Inc. (b)	56,700	1,650,537
August Technology Corp. (b)	69,200	475,404
Cree, Inc. (b)	42,600	1,300,578
Exar Corp. (b)	93,400	1,322,544
Microsemi Corp. (b)	177,000	2,495,700
Power Integrations, Inc. (b)	72,900	1,489,347
Rudolph Technologies, Inc. (b)	58,600	980,964
Silicon Image, Inc. (b)	196,600	2,485,024
Standard Micosystems Corp. (b)	37,900	663,629
Volterra Semiconductor Corp. (b)	9,200	114,356
		12,978,083
Software — 5.94%
Blackboard, Inc. (b)	14,800	253,968
Factset Research Systems, Inc.	33,700	1,624,340
Fair Isaac Corp.	64,850	1,893,620
Magma Design Automation, Inc. (b)	77,300	1,165,684
NAVTEQ Corp. (b)	41,800	1,489,752
RSA Security, Inc. (b)	110,600	2,134,580
Secure Computing Corp. (b)	108,400	822,756
THQ, Inc. (b)	64,250	1,250,305
Verisity Ltd. (b)	77,300	537,235
		11,172,240
Specialty Retail — 6.81%
Aeropostale, Inc. (b)	98,800	2,588,560
Chico’s FAS, Inc. (b)	81,900	2,800,980
Electronics Boutique Holdings Corp. (b)	63,900	2,178,990
Guitar Center, Inc. (b)	55,500	2,403,150
Petco Animal Supplies, Inc. (b)	87,200	2,847,952
		12,819,632
Thrifts & Mortgage Finance — 1.32%
BankUnited Financial Corp., Class A (b)	56,000	1,632,400
Harbor Florida Bancshares, Inc.	27,400	852,140
		2,484,540
Total U.S. Equities (Cost $169,460,803)		180,379,661

Investment Company — 2.13%
iShares Russell 2000 Index Fund (Cost $3,947,673)	35,200	4,007,520

	Shares	Value
Short-Term Investment — 3.20%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $6,025,541)	6,025,541	$6,025,541

Total Investments (Cost $179,434,017) - 101.23% (a)		$190,412,722

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $179,434,017; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,904,471
Gross unrealized depreciation	(15,925,766)
Net unrealized appreciation	$10,978,705

(b) Non-income producing security.

% Represents a percentage of net assets.

REIT  Real Estate Investment Trust

UBS U.S. Bond Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
Bonds — 98.18%
U.S. Bonds — 95.35%
U.S. Corporate Bonds — 17.95%
Alcoa, Inc.
6.000%, due 01/15/12	$105,000	$114,915
Allstate Corp.
7.200%, due 12/01/09	100,000	114,905
Altria Group, Inc.
7.750%, due 01/15/27	110,000	116,193
American Electric Power Co., Inc.
6.125%, due 05/15/06	175,000	183,464
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	280,000	344,975
AT&T Corp.
8.000%, due 11/15/31	175,000	190,750
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	130,000	170,694
Avalonbay Communities, Inc.
7.500%, due 08/01/09	95,000	108,480
Avon Products, Inc.†
7.150%, due 11/15/09	150,000	172,038
Bank of America Corp.
7.400%, due 01/15/11	440,000	512,796
Bank One Corp.
7.875%, due 08/01/10	345,000	407,212
Boeing Capital Corp.
7.375%, due 09/27/10	150,000	174,273
Bombardier Capital, Inc.
6.125%, due 06/29/06	300,000	297,570
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	110,000	117,961
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	200,000	227,347
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	105,000	104,928
6.500%, due 01/15/12	180,000	199,964
Caterpillar, Inc.
6.550%, due 05/01/11	55,000	62,237
Cendant Corp.
6.250%, due 01/15/08	180,000	194,031
Centex Corp.
9.750%, due 06/15/05	320,000	334,381
Citigroup, Inc., 144A
5.000%, due 09/15/14	672,000	672,836
Citizens Communications Co.
9.250%, due 05/15/11	95,000	104,500
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	425,000	471,412
Computer Sciences Corp.
3.500%, due 04/15/08	165,000	164,508
ConAgra Foods, Inc.
6.750%, due 09/15/11	100,000	112,513

	Face Amount	Value
ConocoPhillips
8.750%, due 05/25/10	$150,000	$184,564
Coors Brewing Co.
6.375%, due 05/15/12	135,000	148,921
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	205,000	201,601
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	530,000	534,750
Devon Financing Corp., ULC
6.875%, due 09/30/11	105,000	118,468
Dominion Resources, Inc.
8.125%, due 06/15/10	105,000	124,415
Dow Chemical Co.
6.125%, due 02/01/11	275,000	300,107
Duke Energy Field Services, LLC
7.875%, due 08/16/10	155,000	182,429
Eastman Kodak Co.
3.625%, due 05/15/08	130,000	127,333
EOP Operating LP
7.250%, due 06/15/28	165,000	179,201
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	200,000	237,033
Federated Department Stores, Inc.
6.625%, due 04/01/11	100,000	111,724
First Data Corp.
5.625%, due 11/01/11	85,000	90,897
FirstEnergy Corp., Series B
6.450%, due 11/15/11	105,000	114,541
FleetBoston Financial Corp.
7.375%, due 12/01/09	110,000	126,520
Ford Motor Co.
7.450%, due 07/16/31	175,000	171,593
Ford Motor Credit Co.
5.800%, due 01/12/09	745,000	772,186
GATX Financial Corp.
6.875%, due 11/01/04	115,000	115,418
General Electric Capital Corp.
6.000%, due 06/15/12	1,145,000	1,257,953
6.750%, due 03/15/32	140,000	161,127
General Motors Acceptance Corp.
6.875%, due 09/15/11	225,000	236,030
8.000%, due 11/01/31	240,000	248,398
General Motors Corp.
8.375%, due 07/15/33	165,000	175,192
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	500,000	564,650
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	155,000	173,408
Household Finance Corp.
6.750%, due 05/15/11	295,000	332,039
ICI Wilmington, Inc.
4.375%, due 12/01/08	220,000	222,531
International Lease Finance Corp.
3.500%, due 04/01/09	185,000	181,080
International Paper Co.
6.750%, due 09/01/11	130,000	144,862

	Face Amount	Value
John Deere Capital Corp.
7.000%, due 03/15/12	$145,000	$167,640
JPMorgan Chase & Co.
6.750%, due 02/01/11	225,000	253,138
Kohl’s Corp.
6.300%, due 03/01/11	100,000	110,356
Kraft Foods, Inc.
5.625%, due 11/01/11	320,000	338,001
Kroger Co.
7.500%, due 04/01/31	105,000	121,885
Lincoln National Corp.
6.200%, due 12/15/11	80,000	87,320
Lockheed Martin Corp.
8.500%, due 12/01/29	100,000	132,236
Marathon Oil Corp.
6.125%, due 03/15/12	120,000	130,431
Marsh & McClennan Cos., Inc.
6.250%, due 03/15/12	90,000	99,664
McKesson Corp., Inc.
7.750%, due 02/01/12	95,000	108,028
Miller Brewing Co., 144A
5.500%, due 08/15/13	225,000	234,595
Morgan Stanley
6.750%, due 04/15/11	680,000	761,977
Motorola, Inc.
7.625%, due 11/15/10	105,000	122,874
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	120,000	116,709
News America, Inc.
7.125%, due 04/08/28	65,000	71,917
Pacific Gas & Electric Co.
6.050%, due 03/01/34	130,000	132,314
Pepsi Bottling Holdings, Inc., 144A
5.625%, due 02/17/09	110,000	118,415
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	105,000	107,628
PPL Capital Funding Trust I
4.330%, due 03/01/09	125,000	123,516
Praxair, Inc.
6.375%, due 04/01/12	55,000	61,883
Progress Energy, Inc.
7.000%, due 10/30/31	145,000	157,677
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	360,000	332,100
Rohm & Haas Co.
7.850%, due 07/15/29	50,000	63,693
Safeway, Inc.
6.500%, due 03/01/11	155,000	169,409
SBC Communications, Inc.
5.875%, due 02/01/12	145,000	154,803
Sempra Energy Corp.
7.950%, due 03/01/10	100,000	117,338
SLM Corp.
5.625%, due 04/10/07	250,000	263,123
Southern California Edison Co.
8.000%, due 02/15/07	275,000	304,395

	Face Amount	Value
Sprint Capital Corp.
8.375%, due 03/15/12	$95,000	$115,058
Time Warner, Inc.
7.625%, due 04/15/31	225,000	258,975
Transocean, Inc.
6.625%, due 04/15/11	275,000	307,089
Travelers Property Casualty Corp.
5.000%, due 03/15/13	125,000	124,278
TXU Energy Co. LLC
7.000%, due 03/15/13	195,000	220,171
U.S. Bank N.A.
6.375%, due 08/01/11	240,000	268,154
Unilever Capital Corp.
7.125%, due 11/01/10	200,000	231,582
Union Pacific Corp.
6.700%, due 12/01/06	235,000	251,680
United Technologies Corp.
6.100%, due 05/15/12	185,000	203,982
UST, Inc.
6.625%, due 07/15/12	135,000	151,529
Valero Energy Corp.
7.500%, due 04/15/32	150,000	175,368
Verizon New England, Inc.
6.500%, due 09/15/11	175,000	193,049
Verizon New York, Inc., Series B
7.375%, due 04/01/32	70,000	77,886
Viacom, Inc.
6.625%, due 05/15/11	120,000	133,251
Wachovia Bank N.A.
7.800%, due 08/18/10	345,000	406,373
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	275,000	311,880
Washington Mutual, Inc.
5.625%, due 01/15/07	575,000	604,373
Waste Management, Inc.
7.375%, due 08/01/10	100,000	115,430
Wells Fargo Bank N.A.
6.450%, due 02/01/11	480,000	538,219
Weyerhaeuser Co.
7.375%, due 03/15/32	90,000	103,274
Wyeth
5.250%, due 03/15/13	170,000	173,444
Xcel Energy, Inc.
7.000%, due 12/01/10	100,000	113,091
		23,255,055
Asset-Backed Securities — 6.39%
Americredit Automobile Receivables Trust, 01-B, Class A4†
5.370%, due 06/12/08	636,058	646,369
Americredit Automobile Receivables Trust, 03-AM, Class A2B†
1.956%, due 10/06/06	69,341	69,345
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
2.150%, due 01/15/09	970,000	974,761
Centerpoint Energy Transition, 01-1, Class A4†
5.630%, due 09/15/15	310,000	334,342
Conseco Finance Securitizations Corp., 00-1, Class A4†
7.620%, due 05/01/31	1,436,524	1,475,025

	Face Amount	Value
Conseco Finance Securitizations Corp., 00-2, Class A4†
8.480%, due 12/01/30	$483,790	$507,069
Conseco Finance Securitizations Corp., 00-5, Class A4†
7.470%, due 02/01/32	458,491	471,318
Conseco Finance Securitizations Corp., 00-B, Class AF4†
7.870%, due 02/15/31	1,679	1,696
Countrywide Asset-Backed Certificates, 03-SD3, Class A1†
2.260%, due 12/25/32	175,883	176,434
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
2.180%, due 06/25/33	410,634	411,362
Greentree Financial Corp., 94-5, Class A5†
8.300%, due 11/15/19	203,494	216,108
Greentree Financial Corp., 99-3, Class A5†
6.160%, due 02/01/31	655,293	672,726
Host Marriott Pool Trust, 99-HMTA, Class A†
6.980%, due 08/03/15	262,735	282,898
Providian Gateway Master Trust, 04-AA, Class C, 144A†
2.660%, due 03/15/11	190,000	190,038
Providian Gateway Master Trust, 04-AA, Class D, 144A†
3.610%, due 03/15/11	220,000	220,484
RAFC Asset-Backed Trust, 01-1, Class A3† (c)
5.115%, due 01/25/15	388,357	395,453
Sears Credit Account Master Trust, 01-1, Class A†
1.940%, due 02/15/10	970,000	969,700
Structured Asset Securities Corp., 03-AL2, Class A†
3.356%, due 01/25/31	279,227	260,717
		8,275,845
Commercial Mortgage-Backed Securities — 9.75%
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	1,215,000	1,397,606
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2†
7.320%, due 10/15/32	200,000	228,880
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2†
2.080%, due 07/15/16	325,000	324,926
Commercial Mortgage Trust, 01-FL5A, Class E†
3.260%, due 11/15/13	205,000	204,979
Commercial Mortgage Trust, 01-FL5A, Class F†
2.463%, due 11/15/13	240,000	239,355
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B†
6.460%, due 03/10/32	220,000	242,537
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B†
7.340%, due 10/10/32	200,000	229,226
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B†
7.180%, due 08/10/10	850,000	971,585
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3†
6.650%, due 11/18/29	444,795	478,829
GMAC Commercial Mortgage Securities, Inc., 97-C2, Class A2†
6.550%, due 04/16/29	99,672	99,789
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
2.006%, due 07/05/18	368,875	368,939
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	600,086	631,239
Host Marriott Pool Trust, 99-HMTA, Class C†
7.730%, due 08/03/15	360,000	410,896
Host Marriott Pool Trust, 99-HMTA, Class D†
7.970%, due 08/03/15	220,000	250,287

	Face Amount	Value
Host Marriott Pool Trust, 99-HMTA, Class E†
8.070%, due 08/03/15	$220,000	$246,370
JP Morgan Commercial Mortgage Finance Corp., 99-C8, Class A1†
7.325%, due 07/15/31	309,689	322,256
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1†
6.410%, due 06/15/31	381,703	399,214
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	325,000	369,769
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1†
3.890%, due 05/28/40	866,867	869,550
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3†
6.960%, due 11/21/28	289,045	305,402
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2†
6.540%, due 12/10/29	252,597	271,914
Morgan Stanley Capital I, 96-WF1, Class A3†
7.698%, due 11/15/28	270,482	278,067
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1†
6.960%, due 10/15/33	233,816	253,949
Nomura Asset Securities Corp., 95-MD3, Class A1B†
8.150%, due 04/04/27	251,755	256,171
PNC Mortgage Acceptance Corp., 00-C1, Class A2†
7.610%, due 02/15/10	1,000,000	1,151,719
Prudential Mortgage Capital Funding, LLC, 00-ROCK, Class A2†
6.605%, due 05/10/34	115,000	128,725
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2†
7.520%, due 12/18/09	1,250,000	1,436,796
Starwood Asset Receivables Trust, 03-1A, Class A1†
2.090%, due 08/28/22	247,967	247,977
		12,616,952
Mortgage & Agency Debt Securities — 42.48%
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	461,209	477,175
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	717,961	730,226
Citicorp Mortgage Securities, Inc., 94-9, Class A8
5.750%, due 06/25/09	43,560	43,804
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	1,300,000	1,400,696
Federal Home Loan Mortgage Corp.
2.875%, due 11/03/06	140,000	139,544
3.875%, due 01/12/09	1,455,000	1,452,736
5.000%, due 01/30/14	155,000	155,151
5.125%, due 07/15/12	1,750,000	1,838,184
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	265,031	277,398
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	1,035,193	1,065,656
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	460,000	486,704
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	820,000	841,624
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	810,000	841,038

	Face Amount	Value
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	$349,090	$361,382
5.500%, due 01/01/18	695,193	719,672
5.500%, due 04/01/18	587,592	607,861
5.500%, due 12/01/18	612,176	633,293
6.000%, due 12/01/17	587,502	616,707
6.000%, due 10/01/29	474,701	491,867
6.000%, due 07/01/34	660,540	683,004
6.500%, due 06/01/29	113,803	119,614
6.500%, due 09/01/29	259,616	273,035
6.500%, due 11/01/29	744,651	783,703
6.500%, due 03/01/32	87,669	92,039
6.500%, due 11/01/32	92,565	97,181
Federal National Mortgage Association
2.625%, due 01/19/07†	2,195,000	2,173,994
3.366%, due 09/01/33†	92,251	92,968
4.296%, due 04/01/34†	1,348,377	1,361,080
4.335%, due 03/01/34†	678,888	691,079
4.381%, due 06/01/33†	219,913	223,221
4.579%, due 11/01/33†	990,299	1,007,138
5.000%, due 03/01/34	1,238,286	1,228,423
5.500%, due 03/15/11	2,770,000	2,982,229
5.500%, due 12/01/17	299,877	310,608
5.500%, due 01/01/18	3,706,239	3,838,859
5.500%, due 09/01/24	546,673	555,477
5.500%, due 03/01/33	1,756,673	1,784,341
6.000%, due 07/01/17	227,736	238,960
6.000%, due 06/01/23	357,312	372,525
6.000%, due 03/01/28	114,458	118,791
6.000%, due 03/01/29	125,484	130,234
6.000%, due 05/01/29	116,072	120,466
6.000%, due 07/01/29	499,683	519,314
6.000%, due 06/01/31	91,143	94,535
6.000%, due 01/01/33	716,457	742,422
6.000%, due 06/01/33	151,368	156,842
6.000%, due 12/01/33	932,382	966,098
6.000%, due 10/25/34	1,165,000	1,204,682
6.250%, due 02/01/11	1,215,000	1,341,440
6.500%, due 05/01/28	1,821,518	1,915,214
6.500%, due 08/01/29	817,419	859,023
6.500%, due 08/01/32	1,023,167	1,073,985
6.500%, due 08/01/34	2,463,607	2,585,274
6.500%, due 10/25/34	460,000	482,425
7.000%, due 03/01/31	43,238	46,050
7.000%, due 11/01/31	207,946	220,654
7.000%, due 04/01/32	425,797	451,694
7.000%, due 08/01/32	346,009	367,053
7.000%, due 11/01/32	528,151	560,273
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	885,155	961,777
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	95,602	103,332
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3
7.500%, due 06/19/30	119,012	128,355
Federal National Mortgage Association Whole Loan, 03-W11, Class A1†
6.930%, due 06/25/33	531,004	539,628

	Face Amount	Value
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A
4.375%, due 08/25/42	$383,585	$401,661
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	13,532	14,925
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.376%, due 09/25/34	1,176,878	1,204,518
Government National Mortgage Association
4.000%, due 10/20/29	331,425	334,573
6.000%, due 12/20/28	156,209	162,334
6.000%, due 05/20/29	749,848	778,633
6.000%, due 07/15/29	452,323	470,393
6.000%, due 08/20/29	552,074	573,267
6.500%, due 10/15/24	543,539	576,780
6.500%, due 08/15/27	2,523	2,671
7.000%, due 07/15/25	13,153	14,083
7.000%, due 07/15/31	155,457	165,855
8.500%, due 12/15/17	290,538	321,827
9.000%, due 11/15/04	99	100
GSMPS Mortgage Loan Trust, 01-2, Class A
7.500%, due 06/19/32	250,993	269,806
Impac Secured Assets Common Owner Trust, 01-3, Class A2
7.250%, due 04/25/31	49,828	50,554
MLCC Mortgage Investors, Inc., 03-D, Class XA1†† (b)
1.000%, due 08/25/28	11,648,165	177,453
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.570%, due 09/25/34	950,000	992,345
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	741,107	747,922
		55,039,457
U.S. Government Obligations — 18.78%
U.S. Treasury Bonds
6.250%, due 08/15/23	1,400,000	1,634,828
6.250%, due 05/15/30	815,000	967,303
6.625%, due 02/15/27	1,375,000	1,686,308
8.125%, due 08/15/19	115,000	157,438
8.750%, due 05/15/17	330,000	465,596
U.S. Treasury Notes
2.250%, due 04/30/06	2,505,000	2,497,758
2.500%, due 05/31/06	6,145,000	6,147,642
3.625%, due 07/15/09	885,000	895,716
4.000%, due 02/15/14	6,620,000	6,568,801
5.375%, due 02/15/31	3,095,000	3,315,519
		24,336,909
Total U.S. Bonds		123,524,218

International Bonds — 2.83%
International Corporate Bonds — 1.32%
Australia — 0.52%
International Bank for Reconstruction & Development
4.375%, due 09/28/06	$425,000	437,907
Rio Tinto Finance USA Ltd.
2.625%, due 09/30/08	240,000	230,604
		668,511
Canada — 0.24%
Bombardier, Inc., 144A
6.300%, due 05/01/14	125,000	107,955
Burlington Resources Finance Co.
6.680%, due 02/15/11	65,000	72,958

	Face Amount	Value
Telus Corp.
8.000%, due 06/01/11	$110,000	$128,891
		309,804
France — 0.07%
France Telecom S.A.
8.500%, due 03/01/31	70,000	92,810

Luxembourg — 0.09%
Telecom Italia Capital S.A., 144A
5.250%, due 11/15/13	120,000	122,264

Netherlands — 0.09%
Deutsche Telekom International Finance BV
8.250%, due 06/15/30	90,000	116,332

United Kingdom — 0.31%
Abbey National PLC
7.950%, due 10/26/29	105,000	133,126
HSBC Holdings PLC
5.250%, due 12/12/12	65,000	67,420
Royal Bank of Scotland Group PLC†
9.118%, due 03/31/10	70,000	86,057
Vodafone Group PLC
7.875%, due 02/15/30	90,000	113,629
		400,232
Total International Corporate Bonds		1,709,953

Foreign Government Bonds — 0.90%
Mexico - 0.40%
United Mexican States
8.125%, due 12/30/19	450,000	517,500

Russia - 0.50%
Russian Federation, 144A (c)
5.000%, due 03/31/30	670,000	644,038
Total Foreign Government Bonds		1,161,538

Sovereign/Supranational Bonds — 0.61%
European Investment Bank
4.875%, due 09/06/06	315,000	327,581
Inter-American Development Bank
5.750%, due 02/26/08	325,000	351,161
Pemex Project Funding Master Trust
8.000%, due 11/15/11	100,000	113,350
		792,092
Total International Bonds		3,663,583
Total Bonds (Cost $125,234,580)		127,187,801

	Shares
Short-Term Investment — 4.96%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $6,432,042)	6,432,042	6,432,042
Total Investments (Cost $131,666,622) — 103.14% (a)		$133,619,843

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

U.S. CORPORATE BONDS
Aerospace & Defense	0.26%
Automobiles	1.28
Beverages	0.65
Capital Markets	1.22
Chemicals	0.50
Commercial Banks	1.74
Commercial Services & Supplies	0.32
Communications Equipment	0.09
Consumer Finance	1.47
Diversified Financial Services	1.94
Diversified Telecommunication Services	0.90
Electric Utilities	1.22
Energy Equipment & Services	0.24
Food & Staples Retailing	0.47
Food Products	0.53
Gas Utilities	0.09
Hotels, Restaurants & Leisure	0.13
Household Durables	0.35
Insurance	0.33
IT Services	0.20
Leisure Equipment & Products	0.10
Machinery	0.05
Media	0.72
Metals & Mining	0.09
Multi-Utilities & Unregulated Power	0.14
Multiline Retail	0.17
Oil & Gas	0.47
Paper & Forest Products	0.19
Personal Products	0.13
Pharmaceuticals	0.22
Real Estate	0.22
Road & Rail	0.55
Thrifts & Mortgage Finance	0.62
Tobacco	0.22
Wireless Telecommunication Services	0.13
Total U.S. Corporate Bonds	17.95
Asset-Backed Securities	6.39
Commercial Mortgage-Backed Securities	9.75
Mortgage & Agency Debt Securities	42.48
U.S. Government Obligation	18.78
Total U.S. Bonds	95.35
International Corporate Bonds
Aerospace & Defense	0.08
Commercial Banks	0.56
Diversified Financial Services	0.18
Diversified Telecommunication Services	0.36
Oil & Gas	0.05
Wirless Telecommunication Services	0.09
Total International Corporate Bonds	1.32
Foreign Government Bonds	0.90
Sovereign/Supranational Bonds	0.61
Total International Bonds	2.83
Total Bonds	98.18
SHORT-TERM INVESTMENTS	4.96
TOTAL INVESTMENTS	103.14%

NOTES TO SCHEDULE OF INVESTMENTS

(a)     Aggregate cost for federal income tax purposes was $131,666,622; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,508,588
Gross unrealized depreciation	(555,367)
Net unrealized appreciation	$1,953,221

(b)     Security is illiquid. This security amounted to $177,453 or 0.14% of net assets.

(c)     Step Bonds - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004.

†        Variable rate security – The rate disclosed is that in effect at September 30, 2004.

††      Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%      Represents a percentage of net assets.

144A:

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $3,327,959 or 2.57% of net assets.

ULC	Unlimited Liability Company

UBS High Yield Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Face Amount	Value
U.S. Bonds — 95.81%
U.S. Corporate Bonds — 95.81%
ACC Escrow Corp.
10.000%, due 08/01/11	$1,275,000	$1,032,750
Activant Solutions, Inc.
10.500%, due 06/15/11	850,000	875,500
Advanced Accessory Systems LLC
10.750%, due 06/15/11	1,100,000	1,034,000
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	830,625
Aearo Co. I
8.250%, due 04/15/12	750,000	765,000
AES Corp.
9.375%, due 09/15/10	396,000	445,995
Ainsworth Lumber Co., Ltd., 144A
7.250%, due 10/01/12	550,000	555,500
AK Steel Corp.
7.750%, due 06/15/12	1,750,000	1,710,625
Alliance Imaging, Inc.
10.375%, due 04/15/11	1,410,000	1,531,612
American Airlines, Inc.
6.977%, due 05/23/21†	601,765	530,005
7.155%, due 10/15/04	1,500,000	1,493,172
8.608%, due 4/01/11†	875,000	741,904
American Color Graphics, Inc.,
10.000%, due 06/15/10	1,000,000	770,000
American Eco Corp., Series B (d)(e)(f)
9.625%, due 05/15/08	5,500,000	0
American Rock Salt Co. LLC, 144A
9.500%, due 03/15/14	1,650,000	1,707,750
American Tower Corp.
7.125%, due 10/15/12	1,000,000	990,000
Amscan Holdings, Inc., 144A
8.750%, due 05/01/14	1,000,000	1,020,000
Anchor Glass Container Corp.
11.000%, due 02/15/13	700,000	798,000
Armor Holdings, Inc.
8.250%, due 08/15/13	1,000,000	1,102,500
AT&T Corp.
8.000%, due 11/15/11	550,000	615,313
8.000%, due 11/15/31	875,000	953,750
B&G Foods, Inc., Series D
9.625%, due 08/01/07	725,000	740,225
Bally Total Fitness Holding Corp.
10.500%, due 07/15/11	600,000	570,000
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	1,175,000	1,189,688
Bear Island Paper Co. LLC, Series B
10.000%, due 12/01/07	625,000	612,500
Berry Plastics Corp.
10.750%, due 07/15/12	1,000,000	1,130,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10	1,250,000	1,225,000
Buffets, Inc.
11.250%, due 07/15/10	1,250,000	1,325,000
Building Materials Corp. of America, Series B
7.750%, due 07/15/05	750,000	763,125
Cadmus Communications Corp., 144A
8.375%, due 06/15/14	1,000,000	1,077,500
Calpine Canada Energy Finance Corp.
8.500%, due 05/01/08	2,750,000	1,897,500
Cellu Tissue Holdings, Inc., 144A
9.750%, due 03/15/10	1,300,000	1,319,500
Century Aluminum Co., 144A
7.500%, due 08/15/14	850,000	894,625
Charter Communications Holdings LLC
10.000%, due 04/01/09	2,000,000	1,620,000
10.000%, due 05/15/11	500,000	385,000

	Face Amount	Value
Chesapeake Energy Corp.
7.500%, due 06/15/14	$850,000	$928,625
Chiquita Brands International, Inc., 144A
7.500%, due 11/01/14	300,000	300,000
Chukchansi Economic Development Authority, 144A
14.500%, due 06/15/09	500,000	625,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,250,000	1,140,625
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	1,000,000	1,065,000
Constar International, Inc.
11.000%, due 12/01/12	675,000	637,875
Collins & Aikman Products Co., 144A
10.750%, due 12/31/11	750,000	750,000
12.875%, due 08/24/12	800,000	738,000
Comstock Resources, Inc.
6.875%, due 03/01/12	1,000,000	1,025,000
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	2,000,000	1,860,000
Crown European Holdings S.A.
10.875%, due 03/01/13	400,000	465,000
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	1,050,000	1,106,438
8.125%, due 08/15/09	1,175,000	1,248,438
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	1,250,000	1,318,750
Desa International, Inc. (d) (e) (f)
9.875%, due 12/15/07	3,000,000	0
Dobson Communications Corp.
10.875%, due 07/01/10	1,150,000	828,000
DRS Technologies, Inc.
6.875%, due 11/01/13	900,000	936,000
Dura Operating Corp., Series D
9.000%, due 05/01/09	580,000	516,200
Dynegy Holdings, Inc.
6.875%, due 04/01/11	600,000	571,500
7.125%, due 05/15/18	850,000	743,750
Edison Mission Energy Corp.
10.000%, due 08/15/08	750,000	877,500
El Pollo Loco, Inc.
9.250%, due 12/15/09	1,100,000	1,133,000
Energy Partners Ltd.
8.750%, due 08/01/10	1,000,000	1,085,000
Equinox Holdings, Inc.
9.000%, due 12/15/09	1,000,000	1,030,000
FastenTech, Inc., 144A
11.500%, due 05/01/11	1,000,000	1,125,000
Fedders North America, Inc.
9.875%, due 03/01/14	750,000	624,375
Felcor Lodging LP
8.500%, due 06/01/11	175,000	192,500
9.500%, due 09/15/08	62,000	65,100
Fisher Communications, Inc., 144A
8.625%, due 09/15/14	300,000	312,000
Frontier Oil Corp., 144A
6.625%, due 10/01/11	300,000	303,750
Georgia-Pacific Corp.
8.875%, due 05/15/31	1,925,000	2,334,062
Giant Industries, Inc.
11.000%, due 05/15/12	967,000	1,107,215
Graham Packaging Co., Inc., 144A
8.500%, due 10/15/12	150,000	153,000
Granite Broadcasting Corp.
9.750%, due 12/01/10	1,250,000	1,156,250
Gulfmark Offshore, Inc., 144A
7.750%, due 07/15/14	1,500,000	1,518,750
Herbst Gaming, Inc., 144A
8.125%, due 06/01/12	925,000	948,125
Houghton Mifflin Co
8.250%, due 02/01/11	1,000,000	1,045,000
Ingles Markets, Inc.
8.875%, due 12/01/11	500,000	538,750
Insight Communications Co., Inc. (c)
12.250%, due 02/15/11	1,375,000	1,285,625

	Face Amount	Value
Interface, Inc.
10.375%, due 02/01/10	$800,000	$908,000
Intrawest Corp., 144A
7.500%, due 10/15/13	350,000	362,688
Invensys PLC
9.875%, due 03/15/11	525,000	538,125
IPC Acquisition Corp.
11.500%, due 12/15/09	975,000	1,072,500
Jacobs Entertainment Co.
11.875%, due 02/01/09	955,000	1,079,150
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	750,000	849,375
Jean Coutu Group, Inc., 144A
8.500%, due 08/01/14	1,100,000	1,091,750
Jostens Holding Corp., 144A
7.625%, due 10/01/12	450,000	452,250
Kansas City Southern Railway Co.
7.500%, due 06/15/09	550,000	562,375
Land O Lakes, Inc.
8.750%, due 11/15/11	600,000	561,000
Le-Natures, Inc., 144A
9.000%, due 06/15/13	1,750,000	1,863,750
Levi Strauss & Co
11.625%, due 01/15/08	400,000	413,000
12.250%, due 12/15/12	925,000	978,188
MAAX Corp., 144A
9.750%, due 06/15/12	950,000	1,007,000
MCI, Inc.†
5.908%, due 05/01/07	1,244,000	1,233,115
6.688%, due 05/01/09	379,000	365,261
7.735%, due 05/01/14	250,000	236,875
Mediacom LLC
9.500%, due 01/15/13	1,515,000	1,458,187
Merisant Co., 144A
9.500%, due 07/15/13	975,000	926,250
Meristar Hospitality Corp.
9.000%, due 01/15/08	1,025,000	1,071,125
Midwest Generation LLC
8.750%, due 05/01/34	1,000,000	1,090,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	1,050,000
Mirant Americas Generation LLC (d)
7.625%, due 05/01/06	1,450,000	1,283,250
MTR Gaming Group, Inc.
9.750%, due 04/01/10	1,000,000	1,090,000
Nexstar Finance Holdings, Inc. (c)
11.375%, due 04/01/13	1,325,000	1,015,281
Nexstar Finance, Inc., LLC
7.000%, due 01/15/14	250,000	246,250
Omnova Solutions, Inc.
11.250%, due 06/01/10	1,400,000	1,568,000
Orion Refining Corp. (d) (e) (f)
10.000%, due 11/15/04	3,829,177	383
Owens-Brockway
8.250%, due 05/15/13	500,000	532,500
8.875%, due 02/15/09	1,000,000	1,087,500
Pantry, Inc.
7.750%, due 02/15/14	750,000	761,250
Parker Drilling Co.
9.625%, due 10/01/13	1,350,000	1,505,250
Pathmark Stores, Inc.
8.750%, due 02/01/12	1,000,000	935,000
Perry Ellis International, Inc.
8.875%, due 09/15/13	525,000	556,500
Perry Ellis International, Inc., Series B
9.500%, due 03/15/09	1,000,000	1,065,000
Petroleum Geo-Services ASA
10.000%, due 11/05/10	1,375,000	1,557,187
Pinnacle Foods Holding Corp., 144A
8.250%, due 12/01/13	750,000	706,875
Plains Exploration & Production Co., Series B
8.750%, due 07/01/12	825,000	926,063

	Face Amount	Value
Pliant Corp.
11.125%, due 09/01/09	$750,000	$780,000
Port Townsend Paper Corp., 144A
11.000%, due 04/15/11	1,000,000	1,045,000
Premier Graphics, Inc. (d)(e)(f)
11.500%, due 12/01/05	4,250,000	0
Pride International, Inc., 144A
7.375%, due 07/15/14	540,000	599,400
Qwest Communications International, Inc., 144A
7.250%, due 02/15/11	1,525,000	1,444,937
Qwest Corp., 144A
7.875%, due 09/01/11	850,000	881,875
8.875%, due 03/15/12	550,000	605,000
Reliant Energy, Inc.
9.250%, due 07/15/10	600,000	644,250
9.500%, due 07/15/13	400,000	434,500
Resolution Performance Products, Inc.
13.500%, due 11/15/10	750,000	727,500
Rhodia S.A.
8.875%, due 06/01/11	1,545,000	1,344,150
10.250%, due 06/01/10	550,000	569,250
River Rock Entertainment Authority Corp.
9.750%, due 11/01/11	1,250,000	1,315,625
Riverside Forest Products Ltd.
7.875%, due 03/01/14	1,000,000	1,060,000
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	1,150,000	1,265,000
Sbarro, Inc.
11.000%, due 09/15/09	780,000	729,300
Seminis Vegetable Seeds, Inc.
10.250%, due 10/01/13	1,250,000	1,393,750
Seneca Gaming Corp., 144A
7.250%, due 05/01/12	250,000	258,125
Sequa Corp.
9.000%, due 08/01/09	1,000,000	1,100,000
Sheridan Acquisition Corp., 144A
10.250%, due 08/15/11	1,250,000	1,353,125
Sheridan Group, Inc., 144A
10.250%, due 08/15/11	500,000	541,250
Solo Cup Co.
8.500%, due 02/15/14	1,400,000	1,379,000
Stanadyne Corp., 144A
10.000%, due 08/15/14	750,000	780,000
Standard Aero Holdings, Inc., 144A
8.250%, due 09/01/14	325,000	336,375
Stena AB
7.500%, due 11/01/13	1,000,000	1,001,250
Tekni-plex, Inc.
12.750%, due 06/15/10	1,250,000	1,043,750
Tembec Industries, Inc.
7.750%, due 03/15/12	650,000	653,250
8.500%, due 02/01/11	250,000	261,250
8.625%, due 06/30/09	250,000	256,250
Terra Capital, Inc.
11.500%, due 06/01/10	750,000	847,500
12.875%, due 10/15/08	1,075,000	1,333,000
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	300,000	311,250
Triton PCS, Inc.
9.375%, due 02/01/11	1,000,000	717,500
U.S. Unwired, Inc.
10.000%, due 06/15/12	1,000,000	1,037,500
Universal Hospital Services, Inc.
10.125%, due 11/01/11	1,000,000	1,015,000
Vertis, Inc., Series B
10.875%, due 06/15/09	1,350,000	1,451,250
Von Hoffmann Corp.
10.250%, due 03/15/09	1,000,000	1,110,000
Warner Music Group, 144A
7.375%, due 04/15/14	1,000,000	1,035,000
Westlake Chemical Corp.
8.750%, due 07/15/11	357,000	400,733

	Face Amount	Value
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	$1,275,000	$1,348,312
Whiting Petroleum Corp.
7.250%, due 05/01/12	825,000	833,250
WRC Media, Inc.
12.750%, due 11/15/09	1,250,000	1,137,500
Total U.S. Bonds (Cost $150,894,071)		138,280,077

	Shares
Equities — 1.93%
U.S. Equities —1.93%
Aerospace & Defense — 0.00%
Sabreliner Corp. (b)(e)(f)	8,400	0

Commercial Services & Supplies — 0.00%
Waste Systems International, Inc. (b)(e)(f)	664,249	0

Food Products — 0.00%
Aurora Foods, Inc. (b)(e)(f)	174	0

Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc. (b)(e)(f)	972	0

Media — 0.00%
RCN Corp. (b)	466	26

Metals & Mining — 0.42%
Metal Management, Inc. (b)	33,570	610,302

Specialty Retail — 0.00%
Samuels Jewelers, Inc. (b)(e)(f)	605,400	5,449

Trading Companies & Distributors — 1.51%
Nuco2, Inc. (b) (e) (f)	111,701	2,174,818

Wireless Telecommunication Services — 0.00%
PNV, Inc. (b) (f)	79,417	24
		2,790,619

Convertible Preferred — 0.00%
Commercial Services & Supplies — 0.00%
Waste Systems International, Inc., Series E, PIK 8.000% (d)(e)(f)	5,428	0

Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc., Series B, PIK (b)(e)(f)	1	0

Metals & Mining — 0.00%
Weirton Steel Corp., Series C Convertible (Zero Coupon)	1,800	90
		90

Warrants (b)(f) —0.00%
Arcadia Financial Ltd., expires 03/15/07 (e)	6,000	0
Dayton Superior Corp, expires 06/15/09	225	2
InterAct Electronic Marketing, Inc., expires 12/31/09 (e)	19,500	0
Knology, Inc., expires 10/15/07 (e)	16,995	0
Pathnet, Inc., expires 04/15/08 (e)	6,275	0
Pliant Corp., expires 06/01/10	160	1
UIH Australia Pacific, Inc., expires 05/15/06 (e)	10,000	0
Wam!Net, Inc., expires 03/1/05 (e)	26,250	263
		266
Total Equities (Cost $15,319,761)		2,790,975

Short-Term Investment — 0.74%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $1,069,874)	1,069,874	1,069,874

Total Investments (Cost $167,283,706) - 98.48% (a)		$142,140,926

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

U.S. CORPORATE BONDS
Aerospace & Defense	3.00%
Airlines	1.92
Auto Components	2.65
Beverages	1.29
Building Products	1.26
Chemicals	6.12
Commercial Services & Supplies	3.36
Containers & Packaging	7.35
Distributors	0.59
Diversified Financial Services	3.07
Diversified Telecommunication Services	5.18
Electric Utilities	1.36
Energy Equipment & Services	3.05
Food & Staples Retailing	2.30
Food Products	5.20
Health Care Equipment & Supplies	0.70
Health Care Providers & Services	1.06
Hotels, Restaurants & Leisure	8.49
Household Durables	1.06
Household Products	0.71
Industrial Conglomerates	1.23
Machinery	1.15
Materials	0.11
Media	11.05
Metals & Mining	1.81
Multi-Utilities & Unregulated Power	3.66
Oil & Gas	4.30
Paper & Forest Products	3.58
Real Estate	0.92
Road & Rail	0.39
Software	1.35
Textiles, Apparel & Luxury Goods	2.30
Transportation Infrastructure	1.05
Wireless Telecommunication Services	3.19
Total U.S. Corporate Bonds	95.81
U.S. EQUITIES
Metals & Mining	0.42
Trading Companies & Distributors	1.51
Total U.S. Equities	1.93
SHORT-TERM INVESTMENT	0.74
TOTAL INVESTMENTS	98.48%

NOTES TO SCHEDULE OF INVESTMENTS

(a)     Aggregate cost for federal income tax purposes was $166,983,706; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,205,501
Gross unrealized depreciation	(32,352,031)
Net unrealized depreciation	$(25,146,530)

(b)     Non-income producing security.

(c)     Step Bonds - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004.  Maturity date disclosed is the ultimate maturity date.

(d)     Security is in default.

(e)     Security is being fair valued by a management committee under the direction of the Board of Trustees. At September 30, 2004, the value of these securities amounted to $2,180,913 or 1.51% of net assets.

(f)      Security is illiquid. These securities amounted to $2,180,940 or 1.51% of net assets.

†        Variable rate security — The rate disclosed is that in effect at September 30, 2004.

%      Represents a percentage of net assets.

144A:

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of these securities amounted to $28,639,150 or 19.84% of net assets.

PIK   Payment in Kind.

UBS International Equity Fund — Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
International Equities — 96.55%
Australia — 3.43%
Australia & New Zealand Banking Group Ltd.	49,398	$680,563
Australian Gas Light Co., Ltd.	40,187	388,611
National Australia Bank Ltd.	19,894	388,788
News Corp., Ltd., Preferred	68,387	538,953
Qantas Airways Ltd.	134,732	336,696
QBE Insurance Group Ltd. (c)	103,789	984,852
Woolworths Ltd.	35,307	348,327
		3,666,790
Austria — 0.43%
Telekom Austria AG	33,177	464,802

Belgium — 1.22%
Fortis	43,566	1,036,728
Solvay S.A.	2,840	262,782
		1,299,510
Canada — 5.55%
Alcan, Inc.	21,740	1,039,287
Bank of Nova Scotia (c)	28,600	835,028
BCE, Inc. (c)	26,900	579,215
Canadian National Railway Co.	20,900	1,020,930
Canadian Tire Corp.	3,200	125,593
Magna International, Inc., Class A (c)	4,300	318,300
Shoppers Drug Mart Corp. (b)	22,700	613,441
Suncor Energy, Inc.	21,300	679,957
Toronto Dominion Bank (c)	19,600	713,811
		5,925,562
Finland — 1.90%
Nokia Oyj	93,492	1,286,577
UPM-Kymmene Oyj	39,178	745,944
		2,032,521
France — 7.58%
BNP Paribas	17,241	1,113,493
Cap Gemini S.A. (b)	14,658	344,625
France Telecom S.A.	54,284	1,352,460
Sanofi-Aventis S.A. (c)	24,062	1,745,284
Total S.A.	13,869	2,824,949
Unibail	5,978	719,822
		8,100,633
Germany — 0.39%
Volkswagen AG	10,808	415,995

Hong Kong — 1.23%
Cheung Kong Holdings Ltd.	67,000	573,509
Sun Hung Kai Properties Ltd.	63,000	593,802
Television Broadcasts Ltd.	32,000	143,215
		1,310,526
Ireland — 2.84%
Bank of Ireland	135,363	1,824,111
CRH PLC	50,699	1,212,137
		3,036,248
Italy — 2.27%
ENI SpA	49,801	1,115,825
UniCredito Italiano SpA	260,654	1,314,353
		2,430,178
Japan — 17.56%
Canon, Inc.	37,300	1,753,065
Fuji Photo Film Co., Ltd.	18,000	591,208
Funai Electric Co., Ltd.	5,300	714,585
Honda Motor Co., Ltd. (c)	42,700	2,068,847
Kao Corp. (c)	57,000	1,259,311
Meitec Corp.	6,900	247,916
Mitsubishi Corp. (c)	61,000	659,175
NGK Spark Plug Co., Ltd. (c)	44,000	458,304

	Shares	Value
Nippon Paper Group, Inc. (c)	119	$521,499
Nippon Telegraph & Telephone Corp.	34	135,426
Nissan Motor Co., Ltd. (c)	77,500	843,805
Nitto Denko Corp.	19,000	874,019
NTT DoCoMo, Inc. (c)	1,029	1,745,888
Rohm Co., Ltd.	12,600	1,266,688
Sekisui House Ltd.	53,000	505,884
Shin-Etsu Chemical Co., Ltd. (c)	11,800	423,971
SKY Perfect Communications, Inc.	206	241,111
Sompo Japan Insurance, Inc.	98,000	830,486
Sumitomo Mitsui Financial Group, Inc. (c)	103	588,758
Sumitomo Trust & Banking Co., Ltd.	87,000	514,667
Taiheiyo Cement Corp.	600	1,361
Takeda Pharmaceutical Co., Ltd.	33,400	1,515,220
Takefuji Corp.	9,110	582,729
Toyota Industries Corp.	15,800	359,107
Toyota Motor Corp.	500	19,145
Yokogawa Electric Corp.	4,000	45,983
		18,768,158
Netherlands — 7.21%
ABN AMRO Holding NV	83,354	1,893,485
Koninklijke Philips Electronics NV	26,279	601,854
Reed Elsevier NV	96,842	1,247,280
Royal KPN NV	178,663	1,338,054
TPG NV	57,466	1,403,902
VNU NV	47,341	1,217,109
		7,701,684
Portugal — 0.83%
Electricidade de Portugal S.A. (c)	76,183	222,355
Portugal Telecom, SGPS, S.A.	60,447	665,917
		888,272
Spain — 0.85%
Banco Bilbao Vizcaya Argentaria S.A. (c)	25,881	356,158
Banco Santander Central Hispano S.A. (c)	56,019	546,864
		903,022
Sweden — 3.89%
Electrolux AB, B Shares	25,100	458,545
Hennes & Mauritz AB, B Shares	24,050	662,348
Sandvik AB	18,600	642,551
Svenska Cellulosa AB, B Shares	26,190	1,018,072
Svenska Handelsbanken AB, A Shares	27,350	572,907
Swedish Match AB (c)	75,640	800,016
		4,154,439
Switzerland — 9.11%
Actelion NV (b)	6,494	665,678
Adecco S.A. (c)	16,730	830,672
Clariant AG	24,548	293,900
Credit Suisse Group (b)	53,103	1,694,686
Holcim Ltd.	17,238	909,043
Nestle S.A.	6,698	1,534,098
Nobel Biocare Holding AG	2,332	361,836
Novartis AG	6,674	311,065
Roche Holding AG	24,224	2,502,520
Swiss Reinsurance Co.	10,965	630,924
		9,734,422
United Kingdom — 30.26%
Abbey National PLC	7,350	74,481
AstraZeneca PLC	34,224	1,402,715
Balfour Beatty PLC	49,298	248,442
Barclays PLC	222,732	2,136,137
BOC Group PLC	27,681	442,797
BP PLC	322,002	3,073,630
BT Group PLC	312,123	1,015,232
Cadbury Schweppes PLC	136,440	1,049,304
Centrica PLC	112,298	510,054
Compass Group PLC	82,751	330,181
Diageo PLC	180,363	2,251,994

	Shares		Value
Electrocomponents PLC	82,027		$461,623
Gallaher Group PLC	84,270		980,516
HBOS PLC	57,246		772,777
HSBC Holdings PLC	59,258		940,410
ITV PLC	158,671		309,375
Kingfisher PLC	234,218		1,306,454
Morrison WM Supermarkets PLC	125,975		438,819
National Grid Transco PLC	150,391		1,268,853
Prudential PLC	9,970		81,276
Rentokil Initial PLC	226,468		616,757
Reuters Group PLC	89,111		502,296
Royal Bank of Scotland Group PLC	95,853		2,768,275
Scottish & Southern Energy PLC	84,320		1,188,608
Shell Transport & Trading Co. PLC	360,314		2,643,885
Tesco PLC	328,571		1,695,999
Vodafone Group PLC	1,471,787		3,522,177
Wolseley PLC	17,934		306,189
			32,339,256
Total International Equities (Cost $81,149,455)			103,172,018

Investment Company —0.89%
iShares MSCI EAFE Index Fund (Cost $937,560)	6,700		947,380

	Face
	Amount
International Bond — 0.31%
Cayman Islands — 0.31%
SMFG Finance Ltd., 144A 2.250%, due 07/11/05 (Cost $163,787)	JPY	18,000,000	328,955

	Shares
Short-Term Investment — 0.14%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $154,591)	154,591		154,591

Investments of Cash Collateral for Securities Loaned - 10.36%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 1.73% (Cost $11,067,561)	11,067,561		11,067,561

Total Investments (Cost $93,472,954) - 108.25% (a)			$115,670,505

Industry Diversification

As a Percent of Net Assets

As of September 30, 2004 (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.31%
Auto Components	1.37
Automobiles	3.13
Beverages	2.11
Biotechnology	0.62
Capital Markets	1.59
Chemicals	2.15
Commercial Banks	16.88
Commercial Services & Supplies	1.59
Communications Equipment	1.20
Construction & Engineering	0.23
Construction Materials	1.99
Consumer Finance	0.55
Diversified Financial Services	0.97
Diversified Telecommunication Services	5.19
Electric Utilities	1.32
Electronic Equipment & Instruments	0.47
Food & Staples Retailing	2.89
Food Products	2.42
Gas Utilities	0.84
Health Care Equipment & Supplies	0.34
Hotels, Restaurants & Leisure	0.31
Household Durables	2.13
Household Products	1.18
IT Services	0.32
Insurance	2.37
Leisure Equipment & Products	0.55
Media	3.93
Machinery	0.60
Metals & Mining	0.97
Multi-Utilities & Unregulated Power	1.19
Multiline Retail	0.12
Office Electronics	1.64
Oil & Gas	9.67
Paper & Forest Products	2.14
Pharmaceuticals	7.00
Real Estate	1.77
Road & Rail	0.96
Semiconductors & Semiconductor Equipment	1.19
Specialty Retail	1.84
Tobacco	1.67
Trading Companies & Distributors	0.90
Wireless Telecommunication Services	4.94
Total International Equities	96.55
INVESTMENT COMPANY	0.89
INTERNATIONAL BONDS
Diversified Financial Services	0.31
Total International Bonds	0.31
SHORT-TERM INVESTMENTS	0.14
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	10.36
TOTAL INVESTMENTS	108.25%

NOTES TO SCHEDULE OF INVESTMENTS

(a)     Aggregate cost for federal income tax purposes was $93,472,954; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,724,536
Gross unrealized depreciation	(1,526,985)
Net unrealized appreciation	$22,197,551

(b)     Non-income producing security.

(c)     Security, or portion thereof, was on loan at September 30, 2004.

144A:              Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the value of this security amounted to $328,955 or 0.31% of net assets.

%      Represents a percentage of net assets.

AUD Australian Dollar

CAD Canadian Dollar

CHF  Swiss Franc

DKK Danish Krone

EUR  Euro

GBP  British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

SGD Singapore Dollar

SGPS Sociedade Gestora de Participacoes Sociais

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Fund had the following open forward foreign currency contracts as of

September 30, 2004:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	1,650,000	USD	1,161,698	12/03/04	$(26,550)
British Pound	8,030,000	USD	14,362,693	12/03/04	(96,527)
Canadian Dollar	600,000	USD	457,603	12/03/04	(16,087)
Euro	1,350,000	USD	1,655,295	12/03/04	(20,865)
Japanese Yen	125,000,000	USD	1,129,676	12/03/04	(8,236)
Swedish Krona	8,900,000	USD	1,180,598	12/03/04	(41,493)
Swiss Franc	5,150,000	USD	4,134,067	12/03/04	509
United States Dollar	1,157,979	AUD	1,650,000	12/03/04	30,269
United States Dollar	947,311	CAD	1,300,000	12/03/04	79,018
United States Dollar	1,070,503	CHF	1,350,000	12/03/04	13,052
United States Dollar	649,308	DKK	4,000,000	12/03/04	18,003
United States Dollar	9,045,403	EUR	7,481,106	12/03/04	243,138
United States Dollar	3,521,620	GBP	1,950,000	12/03/04	(10,353)
United States Dollar	553,753	HKD	4,300,000	12/03/04	(1,476)
United States Dollar	4,808,166	JPY	530,300,000	12/03/04	19,313
United States Dollar	555,832	NOK	3,800,000	12/03/04	8,678
United States Dollar	1,996,324	SGD	3,400,000	12/03/04	25,079
Total net unrealized appreciation on forward foreign currency contracts					$215,472

UBS U.S. Large Cap Value Equity Fund - Schedule of Investments

September 30, 2004 (Unaudited)

	Shares	Value
U.S. Equities — 91.87%
Aerospace & Defense — 3.57%
Boeing Co.	30,000	$1,548,600
Lockheed Martin Corp.	38,000	2,119,640
Northrop Grumman Corp.	26,700	1,423,911
		5,092,151
Airlines — 0.14%
Delta Air Lines, Inc. (b)	59,500	195,755

Auto Components — 1.31%
Johnson Controls, Inc.	33,000	1,874,730

Biotechnology — 0.89%
Cephalon, Inc. (b)	26,400	1,264,560

Building Products — 2.20%
Masco Corp.	91,050	3,143,956

Capital Markets — 5.38%
Mellon Financial Corp.	111,700	3,092,973
Morgan Stanley	66,800	3,293,240
Northern Trust Corp.	31,700	1,293,360
		7,679,573
Commercial Banks — 11.09%
Bank of America Corp.	169,422	7,341,055
PNC Financial Services Group, Inc.	50,300	2,721,230
Wells Fargo & Co.	96,750	5,769,203
		15,831,488
Commercial Services & Supplies — 0.54%
Equifax, Inc.	29,300	772,348

Computers & Peripherals — 1.04%
Hewlett-Packard Co.	78,900	1,479,375

Construction Materials — 1.38%
Martin Marietta Materials, Inc.	43,500	1,969,245

Diversified Financial Services — 7.65%
Citigroup, Inc.	128,176	5,655,125
JPMorgan Chase & Co.	132,370	5,259,060
		10,914,185
Diversified Telecommunication Services — 1.89%
SBC Communications, Inc.	104,150	2,702,693

Electric Utilities — 6.77%
American Electric Power Co., Inc.	82,300	2,630,308
CMS Energy Corp. (b)	64,250	611,660
Exelon Corp.	62,400	2,289,456
FirstEnergy Corp.	67,300	2,764,684
Pepco Holdings, Inc.	68,300	1,359,170
		9,655,278
Food & Staples Retailing — 3.65%
Albertson’s, Inc.	66,000	1,579,380
Costco Wholesale Corp.	56,400	2,343,984
Kroger Co. (b)	83,100	1,289,712
		5,213,076

	Shares	Value
Gas Utilities — 1.26%
Sempra Energy Corp.	49,500	$1,791,405

Health Care Providers & Services — 3.18%
Quest Diagnostics, Inc.	2,900	255,838
UnitedHealth Group, Inc.	58,100	4,284,294
		4,540,132
Household Products — 1.08%
Kimberly-Clark Corp.	23,900	1,543,701

Insurance — 4.26%
Aflac, Inc.	39,200	1,537,032
Allstate Corp.	43,400	2,082,766
American International Group, Inc.	7,276	494,695
Hartford Financial Services Group, Inc.	31,850	1,972,471
		6,086,964
Machinery — 2.42%
Illinois Tool Works, Inc.	37,050	3,451,948

Media — 7.06%
Gannett Co., Inc.	14,300	1,197,768
Omnicom Group, Inc.	35,200	2,571,712
Time Warner, Inc. (b)	189,800	3,063,372
Viacom, Inc., Class B	96,600	3,241,896
		10,074,748
Oil & Gas — 8.63%
ConocoPhillips	24,549	2,033,885
ExxonMobil Corp.	146,750	7,092,427
Marathon Oil Corp.	77,300	3,190,944
		12,317,256
Pharmaceuticals — 4.20%
Bristol-Myers Squibb Co.	60,300	1,427,301
Johnson & Johnson	33,900	1,909,587
Wyeth	71,000	2,655,400
		5,992,288
Road & Rail — 3.64%
Burlington Northern Santa Fe Corp.	56,400	2,160,684
CSX Corp.	91,200	3,027,840
		5,188,524
Software — 0.78%
Oracle Corp. (b)	99,100	1,117,848

Thrifts & Mortgage Finance — 4.47%
Fannie Mae	48,600	3,081,240
Freddie Mac	50,650	3,304,406
		6,385,646
Wireless Telecommunication Services — 3.39%
Nextel Communications, Inc., Class A (b)	202,700	4,832,368

Total U.S. Equities (Cost $117,115,279)		131,111,241

Short-Term Investments — 8.05%
Other — 7.63%
UBS Supplementary Trust U.S. Cash
Management Prime Fund, yield of 1.73%	10,894,085	10,894,085

	Face Amount	Value
U.S. Government Obligations — 0.42%
U.S. Treasury Bill, yield of 1.71% due 02/03/05 (c)	$600,000	$596,464

Total Short-Term Investments (Cost $11,490,549)		11,490,549

Total Investments
(Cost $128,605,828) - 99.92% (a)		$142,601,790

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $128,605,828; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,427,148
Gross unrealized depreciation	(2,431,186)
Net unrealized appreciation	$13,995,962

(b) Non-income producing security.

(c) This security was pledged to cover margin requirements for futures contracts.

% Represents a percentage of net assets.

FUTURES CONTRACTS

UBS U.S. Large Cap Value Equity Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost	Current Value	Unrealized Depreciation
Index Futures Buy Contracts
S&P 500 Index, 35 contracts	December 2004	$9,857,558	$9,755,375	$(102,183)

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2004 was $596,464.

1)            Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (the “Advisor”).  At September 30, 2004 these transactions were as follows:

UBS Global Allocation Fund

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS Small Cap Equity Relationship Fund	$—	$—	$—	$(777,100)	61,308,514
UBS High Yield Relationship Fund	—	—	—	746,176	17,561,694
UBS Emerging Markets Equity Relationship Fund	—	—	—	13,824,545	163,394,926
UBS Supplementary Trust U.S. Cash Management Prime Fund	292,994,928	290,167,223	—	—	164,027,820

UBS Global Bond Fund

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS U.S. Securitized Mortgage Relationship Fund	$675,000	$—	$—	$197,965	$10,947,420

The Funds may invest in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Distributions received from the Supplementary Trust are reflected as interest income. Amounts relating to those investments at September 30, 2004, were as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Global Allocation Fund	$292,994,928	$290,167,223	$541,429	$164,027,820	8.15%
UBS Global Equity Fund	13,686,274	12,940,973	4,034	1,595,240	0.37
UBS Global Bond Fund	4,065,126	2,917,179	2,285	1,728,171	2.69
UBS U.S. Large Cap Equity Fund	14,009,720	14,524,269	20,303	6,241,988	3.56
UBS U.S. Large Cap Growth Fund	760,337	753,377	403	161,514	2.79
UBS U.S. Small Cap Growth Fund	18,246,470	16,816,018	12,744	6,025,541	3.20
UBS U.S. Bond Fund	14,824,989	10,859,347	14,625	6,432,042	4.96
UBS High Yield Fund	25,655,584	27,724,588	15,881	1,069,874	0.74
UBS International Equity Fund	22,806,548	20,007,284	31,226	11,222,152	10.50
UBS U.S. Large Cap Value Equity Fund	12,210,718	8,926,762	19,603	10,894,085	7.63

2)            Securities Lending

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the schedule of investments. In addition, the UBS Global Allocation Fund received securities as collateral amounting to $45,358,293, which cannot be resold. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at September 30, 2004, were as follows:

Fund	Market Value of Securities Loaned	Cash Collateral Received for Securities Loaned	Market Value of Investments of Cash Collateral Received
UBS Global Allocation Fund	$179,158,280	$184,912,177	$139,553,884
UBS International Equity Fund	10,579,575	11,067,561	11,067,561

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:       November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:       November 29, 2004

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:       November 29, 2004